UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES



                   INVESTMENT COMPANY ACT FILE NUMBER 811-7662
                           U.S. GLOBAL ACCOLADE FUNDS

                               7900 CALLAGHAN ROAD
                              SAN ANTONIO, TX 78229
               (Address of principal executive offices) (Zip code)

                              SUSAN B. MCGEE, ESQ.
                               7900 CALLAGHAN ROAD
                              SAN ANTONIO, TX 78229
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 210-308-1234

                       Date of fiscal year end: OCTOBER 31

                   Date of reporting period: OCTOBER 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

U.S. GLOBAL ACCOLADE FUNDS

 ANNUAL REPORT

OCTOBER 31, 2004

 TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                 1

MANAGEMENT TEAM'S AND FUND MANAGERS'
  PERSPECTIVES                                                         6

EXPENSE EXAMPLE                                                       21

PORTFOLIOS OF INVESTMENTS                                             23

NOTES TO PORTFOLIOS OF INVESTMENTS                                    33

STATEMENTS OF ASSETS AND LIABILITIES                                  34

STATEMENTS OF OPERATIONS                                              35

STATEMENTS OF CHANGES IN NET ASSETS                                   36

NOTES TO FINANCIAL STATEMENTS                                         38

FINANCIAL HIGHLIGHTS                                                  45

REPORT OF INDEPENDENT REGISTERED
  PUBLIC ACCOUNTING FIRM                                              47

TRUSTEES AND OFFICERS                                                 48

ADDITIONAL INFORMATION                                                50

[USGI Logo]

P.O. Box 781234
San Antonio, Texas 78278-1234
Tel 1*800*US*FUNDS
Fax 1*210*308*1217
www.usfunds.com

 U.S. GLOBAL ACCOLADE FUNDS


Dear Shareholder:

I am pleased to announce that, thanks to market
conditions and the subadvisors' active money management,
all three U.S. Global Accolade Funds enjoyed a positive
fiscal year.                                                      [PHOTO]

The Eastern European Fund remains a leader among its peers, and benefited greatly from the rigorous, active management of the London-based team at Charlemagne Capital Ltd.


Dr. Stephen Leeb's MegaTrends Fund has also done well, in part because his expertise in the energy markets led him to give the fund greater weighting in that sector. Dr. Leeb's presentation on oil, entitled "Oil and the Future," is available on the usfunds.com website, as is his latest book, The Oil Factor: How Oil Controls the Economy and Your Financial Future, which cements Dr. Leeb's position as one of the nation's leading experts on oil.

The Holmes Growth Fund (formerly Bonnel Growth Fund) last summer underwent a change in name and management, as Art Bonnel took a break to spend more time with his family. I am now leading the team that manages the fund, and we remain in near-daily contact with Art Bonnel. The fund recently turned 10 years old and celebrated by beating both the S&P 500 and the Nasdaq for the 10-year period, as indicated below.

Total Annualized* Returns as of 10/31/04:

                           YTD     1-YEAR    5-YEAR    10-YEAR
Holmes Growth Fund        5.66%     6.13%    -2.55%     11.49%
MegaTrends Fund           1.66%    13.01%     2.98%      7.35%
Eastern European Fund    35.74%    54.12%    28.14%       N/A
S&P 500 Index             3.06%     9.41%    -2.21%     11.00%
Nasdaq Composite Index   -1.05%     2.69%    -7.46%      9.77%

 U.S. GLOBAL ACCOLADE FUNDS


Total Annualized* Returns as of 9/30/04:

                           YTD     1-YEAR    5-YEAR    10-YEAR
Holmes Growth Fund        3.60%    15.57%    -1.39%     11.34%**
MegaTrends Fund           1.77%    19.81%     3.31%      7.40%
Eastern European Fund    27.81%    49.10%    27.32%       N/A
S&P 500 Index             1.50%    13.81%    -1.31%     11.07%
Nasdaq Composite Index   -4.98%     6.70%    -6.78%      9.51%

 *Periods of less than one year are not annualized
**As of inception date (10/17/94)

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that high double-digit and triple-digit returns are highly unusual and cannot be sustained. Recent returns were achieved during favorable market conditions, especially within the emerging markets sector.

While it has been a great year for the U.S. Global Accolade family of funds, the climate in the mutual fund industry has been tumultuous, as we have seen a rush to tighten regulations. I do believe it is crucial to crack down on people practicing illegal and unethical trading, and I applaud the regulators' pursuit of wrongdoers. But since we strive to be objective and balanced, we always analyze investments and policies with a SWOT model--comparing the strengths and weaknesses of the past to opportunities and threats of the future. This raises certain questions. For example, what happens when you treat all mutual fund executives as crooks, and place an expensive burden on those who did nothing wrong? What are the ramifications? Will the law of unexpected consequences be negative or positive for shareholders? Will new regulations be based on empirical research, or just opinion?

When an industry or economy dramatically increases--or decreases--regulation, there will always be unknown factors bred from the law of unexpected consequences. For example, before their release, new technologies undergo a very thorough process of beta testing. It's too risky not to.

So maybe more time is needed to study the effects of these new rules, such as Sarbanes-Oxley (SOX) and the tightened restrictions on mutual fund companies. Are the costs truly in the best interest

 U.S. GLOBAL ACCOLADE FUNDS


of shareholders? Will they incur expenses that get passed on to ordinary investors? Will they create such high barriers to entry into the industry that bright new talent cannot get in? Will they unexpectedly hurt liquidity in the market? Will this push mutual funds away from active money management, and toward indexing?

These are a few of the questions we must ask before we march into a scenario that could do more harm than good. Again, I must emphasize that fighting corporate corruption and scandal in the mutual fund industry is absolutely the right thing to do. However, changing the rules for everyone regardless of their guilt or innocence could be a form of social engineering. The intentions of the lawmakers are good, but just as we don't rush blindly into our investment decisions, should we not use more care, prudence and empirical data when determining the best ways to separate the bad characters from the good ones, and not place emotional and economic burden on the good people in any industry? Our greatest concern is for what happens to the business model for growth, and the decision-making process, if so much power is turned over to independent directors? Will growth be perceived as too risky? Will the risks needed for growth, such as capital expenditure, research and development, and the hiring of new employees, be discouraged?

The misdeeds of only a handful of public companies led to the imposition of SOX regulation on approximately 15,000 others. These misdeeds were largely the function of unchecked growth, as large companies had difficulty managing the complexity of all their moving parts. So why should smaller industry players bear the costs, if they are not involved in such complex issues? Is this a dislocation of resources? Basically, two large, mismanaged companies, Enron and MCI WorldCom, were the impetus for the creation of SOX, whereas General Electric used a Six Sigma management system to manage their size extremely well.

It's like adding two referees and 100 new rules to a football or baseball game. In such a scenario, wouldn't the scores be lower, and the game less exciting? Would fans even bother to show up? Would players? Some have characterized these major policy rules as "war on capitalism" because they feel that, in addition to going after bad characters in the industry, the new regulations penalize all executives. A recent survey of Fortune 1000 executives revealed that 60 percent would not want to be CEO today! What does all

 U.S. GLOBAL ACCOLADE FUNDS


this mean for investors? Some very bearish newsletter writers believe that SOX and the slower pace of decision-making could, over time, lower the value of a dollar in earnings, as measured by P/E ratio. In the late 1990s, the market was trading at 28x earnings on average, meaning that investors paid $28 for every dollar of a company's earnings. As of this writing, that number had fallen to 18x earnings. Great bear markets usually occur when investors pay 8x or less for every dollar in earnings. However, we remain more optimistic, but cautious and very focused on utilizing our matrix of investment tools to navigate through all markets.

U.S. Global Investors is well equipped to handle whatever changes are required of us. We run a tight operation, and we have a track record of easily adapting to change--and I accept that regulations need to change with the times. I offer my comments not as criticism, but in the hopes of sparking deeper thinking and an ongoing dialogue on this significant issue that can impact our retirement wealth.

My job as Chief Investment Officer is to analyze the implications and ramifications of policy shifts to determine how to make money and manage risks for our fund shareholders. We follow the effects of interest-rate moves. We track how new environmental regulations affect natural resource stocks. Now we will be looking at how new rules designed to curb illegal or unethical behavior in the mutual fund industry could affect financial stocks. All of this is part and parcel of our adaptive investment process.

Sincerely,

/s/ Frank Holmes

Frank Holmes
Chairman, Chief Investment Officer and CEO
U.S. Global Investors, Inc.

Before investing, you should consider carefully the fund's investment objectives, risks, charges and expenses. For this and other important information, please obtain a fund prospectus by visiting www.usfunds.com or by calling 1-800-US-FUNDS (1-800-873-8637). Read it carefully before investing. Distributed by U.S. Global Brokerage, Inc.

General Electric comprised 2.51% and 2.58% of the MegaTrends Fund's net assets as of 9/30/04 and 10/31/04, respectively. Enron and MCI

4


 U.S. GLOBAL ACCOLADE FUNDS


WorldCom were not held in any U.S. Global Accolade fund as of 9/30/04 or 10/31/04.

Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk.

Investing in small- and mid-cap stocks may be more risky and more volatile than investing in large-cap stocks.

The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

The Nasdaq Composite Index is a capitalization-weighted index of all Nasdaq National Market and SmallCap stocks.

 HOLMES GROWTH FUND

MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Holmes Growth Fund focuses on issues that have good growth prospects and strong positive earnings momentum. Our primary objective is long-term capital appreciation.

PERFORMANCE

 HOLMES GROWTH FUND

[GRAPHIC: Performance chart plotted from data points shown below.]

                    HOLMES      S&P 500 STOCK      RUSSELL          S&P MID-CAP
   DATE          GROWTH FUND     STOCK INDEX      2000 INDEX         400 INDEX



  10/31/94      $ 10,000.00      $ 10,000.00     $ 10,000.00        $ 10,000.00
  11/30/94        10,019.98         9,636.27        9,596.13           9,549.30
  12/30/94        10,079.92         9,779.02        9,853.95           9,636.63
  01/31/95         9,849.46        10,032.44        9,729.63           9,736.89
  02/28/95        10,480.71        10,423.04       10,134.37          10,247.03
  03/31/95        10,931.60        10,730.11       10,308.91          10,424.57
  04/28/95        11,412.55        11,045.84       10,538.13          10,633.67
  05/31/95        11,582.89        11,486.65       10,719.32          10,889.99
  06/30/95        12,665.03        11,752.99       11,275.35          11,333.09
  07/31/95        14,107.88        12,142.57       11,924.92          11,924.07
  08/31/95        14,238.14        12,172.88       12,171.61          12,144.25
  09/29/95        14,839.33        12,686.31       12,388.94          12,438.65
  10/31/95        14,508.67        12,640.98       11,834.87          12,118.66
  11/30/95        14,789.23        13,195.27       12,332.07          12,647.51
  12/29/95        14,638.38        13,449.45       12,657.45          12,615.88
  01/31/96        14,428.51        13,906.67       12,643.92          12,798.48
  02/29/96        15,016.15        14,036.05       13,037.96          13,233.36
  03/29/96        15,719.21        14,171.19       13,303.32          13,391.84
  04/30/96        17,587.05        14,379.92       14,014.67          13,800.46
  05/31/96        19,066.63        14,750.14       14,566.99          13,986.90
  06/28/96        17,534.58        14,806.38       13,968.83          13,777.18
  07/31/96        15,719.21        14,152.59       12,748.71          12,845.35
  08/30/96        16,548.19        14,451.57       13,488.99          13,585.98
  09/30/96        17,996.29        15,264.22       14,016.09          14,177.87
  10/31/96        17,891.36        15,685.05       13,800.08          14,219.13
  11/29/96        18,727.67        16,869.60       14,368.66          15,019.74
  12/31/96        18,727.67        16,535.43       14,745.24          15,036.19
  01/31/97        18,865.37        17,567.93       15,039.95          15,600.45
  02/28/97        17,202.34        17,705.85       14,675.27          15,472.41
  03/31/97        16,301.97        16,979.70       13,982.80          14,813.73
  04/30/97        16,577.38        17,992.47       14,021.76          15,197.65
  05/30/97        18,367.52        19,087.10       15,581.68          16,525.76
  06/30/97        19,532.70        19,941.73       16,249.48          16,989.86
  07/31/97        21,365.22        21,527.58       17,005.59          18,671.31
  08/29/97        21,693.59        20,322.46       17,394.72          18,648.59
  09/30/97        23,155.36        21,434.83       18,667.89          19,720.04
  10/31/97        20,846.18        20,719.77       17,847.82          18,862.69
  11/28/97        20,852.60        21,678.14       17,732.33          19,142.17
  12/31/97        20,659.40        22,050.17       18,042.77          19,884.67
  01/30/98        20,801.08        22,293.82       17,757.98          19,506.03
  02/27/98        22,359.55        23,900.81       19,071.10          21,121.50
  03/31/98        23,299.79        25,123.76       19,857.55          22,073.68
  04/30/98        23,532.70        25,376.40       19,967.47          22,476.38
  05/29/98        22,272.95        24,940.82       18,892.09          21,465.88
  06/30/98        23,870.37        25,953.15       18,931.82          21,600.97
  07/31/98        23,195.03        25,677.50       17,399.20          20,764.41
  08/31/98        19,688.51        21,968.88       14,020.67          16,902.32
  09/30/98        21,195.01        23,376.29       15,117.89          18,479.86
  10/30/98        21,013.19        25,276.05       15,734.49          20,129.35
  11/30/98        22,987.24        26,807.36       16,558.82          21,133.92
  12/31/98        26,266.93        28,351.11       17,583.45          23,685.37
  01/29/99        28,146.98        29,536.22       17,817.15          22,763.64
  02/26/99        25,514.91        28,618.40       16,374.03          21,572.15
  03/31/99        27,797.83        29,763.08       16,629.66          22,174.79
  04/30/99        27,636.68        30,915.64       18,119.83          23,923.02
  05/28/99        27,394.96        30,186.64       18,384.53          24,026.95
  06/30/99        29,919.59        31,860.59       19,215.84          25,312.68
  07/30/99        29,489.87        30,866.71       18,688.63          24,775.27
  08/31/99        30,671.61        30,713.90       17,996.92          23,926.25
  09/30/99        31,235.62        29,872.95       18,000.85          23,188.52
  10/31/99        33,800.54        31,762.52       18,073.77          24,369.31
  11/30/99        37,668.07        32,408.15       19,152.97          25,648.26
  12/31/99        47,660.20        34,315.73       21,321.09          27,171.32
  01/31/00        48,402.96        32,591.83       20,978.67          26,406.53
  02/29/00        64,650.76        31,975.53       24,442.99          28,253.50
  03/31/00        61,385.72        35,101.64       22,831.45          30,616.85
  04/28/00        54,994.92        34,045.95       21,457.53          29,547.29
  05/31/00        48,093.48        33,349.17       20,206.96          29,178.27
  06/30/00        50,445.54        34,171.47       21,968.48          29,607.38
  07/31/00        45,958.05        33,637.71       21,261.71          30,075.49
  08/31/00        52,395.27        35,725.91       22,883.95          33,431.54
  09/29/00        48,449.38        33,840.30       22,211.34          33,202.71
  10/31/00        44,890.34        33,696.77       21,219.90          32,076.13
  11/30/00        38,893.43        31,042.07       19,041.63          29,656.59
  12/29/00        39,451.12        31,194.36       20,676.97          31,924.82
  01/31/01        38,335.74        32,300.43       21,753.44          32,635.22
  02/28/01        33,130.68        29,357.12       20,326.15          30,773.85
  03/30/01        30,218.32        27,498.37       19,331.87          28,487.38
  04/30/01        30,507.49        29,633.58       20,844.19          31,628.84
  05/31/01        30,321.59        29,832.37       21,356.56          32,365.22
  06/30/01        29,516.05        29,106.56       22,094.00          32,234.60
  07/31/01        28,586.57        28,819.92       20,898.00          31,754.18
  08/31/01        27,719.06        27,017.55       20,223.00          30,716.09
  09/30/01        26,521.06        24,835.99       17,500.82          26,896.40
  10/31/01        26,686.31        25,309.86       18,524.90          28,086.11
  11/30/01        27,512.51        27,250.81       19,959.07          30,174.92
  12/31/01        28,689.84        27,489.68       21,190.97          31,733.28
  01/31/02        28,793.12        27,088.74       20,970.59          31,568.35
  02/28/02        28,421.33        26,566.21       20,395.90          31,606.84
  03/31/02        29,474.73        27,565.35       22,034.46          33,865.87
  04/30/02        30,507.49        25,894.73       22,235.19          33,707.48
  05/31/02        29,991.11        25,703.97       21,247.94          33,137.82
  06/30/02        27,987.57        23,872.84       20,194.05          30,712.13
  07/31/02        24,517.53        22,012.07       17,144.75          27,736.13
  08/31/02        23,526.08        22,156.58       17,101.88          27,874.81
  09/30/02        23,298.88        19,748.60       15,873.97          25,633.67
  10/31/02        23,939.19        21,486.82       16,383.52          26,743.61
  11/30/02        25,715.52        22,751.51       17,844.93          28,289.39
  12/31/02        23,092.33        21,414.90       16,850.97          27,126.70
  01/31/03        23,546.74        20,853.92       16,384.20          26,334.60
  02/28/03        23,298.88        20,541.03       15,889.40          25,707.83
  03/31/03        22,245.47        20,740.46       16,094.37          25,923.78
  04/30/03        22,534.64        22,448.85       17,620.12          27,803.25
  05/31/03        23,691.33        23,631.61       19,510.75          30,105.36
  06/30/03        23,794.60        23,933.08       19,863.90          30,490.71
  07/31/03        24,476.22        24,355.05       21,107.38          31,573.13
  08/31/03        25,405.69        24,830.04       22,074.10          33,003.40
  09/30/03        25,199.14        24,566.35       21,665.73          32,498.44
  10/31/03        27,987.57        25,956.07       23,485.65          34,955.33
  11/30/03        28,297.40        26,184.43       24,319.03          36,172.75
  12/31/03        28,111.50        27,557.67       24,812.52          36,782.62
  01/31/04        28,917.05        28,063.49       25,890.50          37,579.33
  02/29/04        28,958.36        28,453.55       26,122.55          38,481.88
  03/31/04        28,999.67        28,024.30       26,365.96          38,644.77
  04/30/04        28,338.71        27,584.37       25,021.75          37,377.18
  05/31/04        28,813.77        27,962.14       25,419.94          38,151.53
  06/30/04        29,681.29        28,505.69       26,490.50          39,019.09
  07/31/04        28,132.16        27,560.99       24,706.84          37,199.05
  08/31/04        27,595.13        27,671.70       24,579.80          37,100.88
  09/30/04        29,123.60        27,971.19       25,733.77          38,199.51
  10/31/04        29,701.94        28,398.51       26,240.34          38,809.90
--------------------------------------------------------------------------------


                       [Holmes Growth Fund Graph]

                                                     For the Periods Ended
 AVERAGE ANNUAL PERFORMANCE                               October 31, 2004

                                           One Year   Five Year   Ten Year
  Holmes Growth Fund                         6.13%     (2.55)%     11.49%
  ------------------------------------------------------------------------
  S&P 500 Index                              9.41%     (2.21)%     11.00%
  ------------------------------------------------------------------------
  S&P Mid-Cap 400 Index                     11.03%      9.75%      14.52%
  ------------------------------------------------------------------------
  Russell 2000 Index(R)                     11.73%      7.74%      10.13%

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investing in small- and mid-cap stocks may be more risky and more volatile than investing in large-cap stocks. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The S&P Mid-Cap 400 Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market. The Russell 2000 Index(R) is a U.S. equity index measuring the performance of the 2,000 smallest companies in the Russell 3000(R), a widely recognized small-cap index. The returns for the indexes reflect no deduction for fees, expenses or taxes.

 HOLMES GROWTH FUND


THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

The last 12 months have been quite exciting. As you probably know, Art Bonnel began his sabbatical on June 1, 2004, to spend time with his family and to do some traveling and research. The fund now has a new name and new management team. This transition has been seamless and very successful as the new management team has outperformed both the S&P 500 Index and the S&P MidCap 400 Index since taking the reins on June 1st.

During the fiscal year, all the major indices have continued to move higher. The stock market rallied strongly late last year and into the first quarter of 2004, but traded sideways through the fiscal year-end. The market started to digest the policy implications of the presidential election. President Bush is generally a known commodity, while Senator Kerry's proposals on healthcare, tax increases and the impact on the energy market were all wildcards. Investors do not like policy uncertainty and priced the market accordingly. Through all of this, earnings and profitability were very strong and helped to lower market valuations.

In the fourth quarter of 2003 and the first quarter of 2004, the economy demonstrated broad-based strength. In the second quarter of 2004, the economy had hit a "soft patch," as China was attempting to slow its economy, and the rest of the world responded. Economic growth slowed and job creation slowed with it. Unemployment fell from 6 percent to 5.4 percent over the past year, and inflation remained tame even in the face of higher commodity prices. Oil prices broke above $55 a barrel, and energy prices became a drag on the economy. The Federal Reserve (Fed) began raising interest rates at the June 30th Federal Open Market Committee meeting, as the Fed felt it needed to "normalize" interest rates. This is a process of raising interest rates to the point that they are no longer a stimulus to the economy. The Fed has raised interest rates by 75 basis points to 1.75 percent, and is expected to do more by the end of 2004. Higher interest rates, a slowing economy and election uncertainty put a lid on the bull market.

INVESTMENT HIGHLIGHTS

It has been an interesting year for the Holmes Growth Fund. The fund underperformed during the first six months of the fiscal year in comparison to the S&P 500 Index and S&P Mid-Cap 400 Index, but has outperformed since. The fund's stock selection was a key driver over the past six months. As the market churned sideways, the fund was able to generate positive alpha for our shareholders. (Alpha measures return that is in excess of market risk; in other words, performance regardless of what the rest of the

 HOLMES GROWTH FUND


stock market happened to be doing.) Following our models, we used cash to our advantage--raising it during the summer swoon, while becoming fully invested as autumn began.

Over the past year, the energy sector was the dominant story due to the strong move in oil prices, far outpacing other sectors of the market.
We increased our energy positions significantly in early summer and benefited from the strong rotation into the group over the past few months. The long-term fundamentals in the energy sector appear quite favorable, as demand from China is unlikely to abate soon. In the face of rising interest rates, we maintained only modest exposure to interest-rate-sensitive financials and utilities, while decreasing our exposure in the consumer discretion sector. We increased exposure to economically-sensitive industrials, technology and materials. These sectors also benefit from a falling dollar, which makes their products more competitive in the international marketplace. Within the industrial sector, the fund added exposure to the trucking, railroad and other transportation-related industries, while maintaining exposure to defense-related issues.

CURRENT OUTLOOK

Consistent with the presidential election cycle, the last two months of 2004 are expected to be strong, but the outlook for 2005 is not as clear. The economy appears to be slowing, corporate profits have peaked and valuations are not compelling. International growth is the wildcard, as China will be a critical driver of worldwide economic growth in 2005, and their success in generating a soft landing for their economy will be key.

Even in this uncertain environment, there will still be pockets of opportunity, just as we have seen in the energy sector this year. The falling U.S. dollar, the continued war on terrorism and the end of the Fed's tightening cycle are all potential investment themes for 2005.

 HOLMES GROWTH FUND


 PORTFOLIO ALLOCATION
 BASED ON TOTAL INVESTMENTS                             October 31, 2004

                        [Holmes Fund Pie Chart]

                        Industrials             27%
                        Technology              20%
                        Consumer Discretion     16%
                        Health Care             12%
                        Energy                  11%
                        Materials                5%
                        Other                    9%

 HOLMES GROWTH FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS        October 31, 2004

   FOSSIL, INC.                                                 2.53%
     RETAIL
---------------------------------------------------------------------
   AMERICAN EAGLE OUTFITTERS, INC.                              2.32%
     RETAIL
---------------------------------------------------------------------
   ZEBRA TECHNOLOGIES CORP.                                     2.25%
     MANUFACTURING
---------------------------------------------------------------------
   STARBUCKS CORP.                                              2.25%
     RESTAURANTS
---------------------------------------------------------------------
   CREE, INC.                                                   2.20%
     SEMICONDUCTORS
---------------------------------------------------------------------
   SONIC CORP.                                                  1.93%
     RESTAURANTS
---------------------------------------------------------------------
   NORFOLK SOUTHERN CORP.                                       1.92%
     TRANSPORTATION
---------------------------------------------------------------------
   ROCKWELL INTERNATIONAL CORP.                                 1.77%
     AIRCRAFT & DEFENSE
---------------------------------------------------------------------
   TEXTRON, INC.                                                1.74%
     MANUFACTURING
---------------------------------------------------------------------
   EATON CORP.                                                  1.63%
     MANUFACTURING

 MEGATRENDS FUND

FUND MANAGER'S PERSPECTIVE
A Message from Dr. Stephen Leeb

INTRODUCTION

The goal of the MegaTrends Fund is to seek long-term capital appreciation consistent with capital preservation. The fund is currently diversified among five industry groups: healthcare, energy, financial services, technology and consumer franchises. Within these sectors, we are buying growth at reasonable prices by selecting stocks whose projected earnings growth relative to their price-to-earnings ratio is substantially higher than that of our benchmark, the S&P 500 Index.

PERFORMANCE

 MEGATRENDS FUND

                        [MegaTrends Fund Graph]

[GRAPHIC: Performance chart plotted from data points shown below.]

                         MEGATRENDS     S&P 500 STOCK             RUSSELL
      DATE                  FUND         STOCK INDEX            1000 INDEX

      10/31/94          $ 10,000.00     $ 10,000.00             $ 10,000.00
      11/30/94             9,693.19        9,636.27                9,679.45
      12/30/94             9,813.04        9,779.02                9,841.61
      01/31/95             9,881.46       10,032.44               10,052.18
      02/28/95            10,174.68       10,423.04               10,473.29
      03/31/95            10,340.83       10,730.11               10,778.76
      04/28/95            10,575.41       11,045.84               11,014.46
      05/31/95            10,917.49       11,486.65               11,397.87
      06/30/95            11,068.99       11,752.99               11,837.84
      07/31/95            11,187.91       12,142.57               12,329.98
      08/31/95            11,217.63       12,172.88               12,343.18
      09/29/95            11,336.55       12,686.31               12,912.01
      10/31/95            11,376.19       12,640.98               12,920.80
      11/30/95            11,792.39       13,195.27               13,423.63
      12/29/95            12,189.47       13,449.45               13,500.32
      01/31/96            12,392.79       13,906.67               13,951.61
      02/29/96            12,433.46       14,036.05               14,206.79
      03/29/96            12,423.29       14,171.19               14,225.01
      04/30/96            12,707.95       14,379.92               14,599.62
      05/31/96            12,951.94       14,750.14               15,109.99
      06/28/96            12,961.91       14,806.38               15,130.11
      07/31/96            12,237.33       14,152.59               14,243.87
      08/30/96            12,593.87       14,451.57               14,611.56
      09/30/96            13,007.91       15,264.22               15,675.05
      10/31/96            13,651.98       15,685.05               15,769.96
      11/29/96            14,238.54       16,869.60               16,953.48
      12/31/96            14,066.03       16,535.43               16,621.63
      01/31/97            14,803.88       17,567.93               17,787.55
      02/28/97            14,499.37       17,705.85               17,667.50
      03/31/97            14,183.15       16,979.70               16,711.50
      04/30/97            14,405.67       17,992.47               17,820.86
      05/30/97            15,389.47       19,087.10               19,106.85
      06/30/97            15,753.72       19,941.73               19,871.78
      07/31/97            16,831.29       21,527.58               21,629.17
      08/29/97            16,280.79       20,322.46               20,363.29
      09/30/97            17,159.25       21,434.83               21,365.18
      10/31/97            16,280.79       20,719.77               20,575.74
      11/28/97            16,339.36       21,678.14               21,449.41
      12/31/97            16,258.54       22,050.17               21,689.50
      01/30/98            16,327.08       22,293.82               22,338.16
      02/27/98            17,231.86       23,900.81               24,018.86
      03/31/98            17,972.13       25,123.76               24,976.12
      04/30/98            18,260.01       25,376.40               25,321.82
      05/29/98            17,519.74       24,940.82               24,603.40
      06/30/98            17,547.16       25,953.15               26,110.00
      07/31/98            16,340.79       25,677.50               25,937.15
      08/31/98            13,928.06       21,968.88               22,044.62
      09/30/98            14,750.58       23,376.29               23,737.90
      10/30/98            15,559.39       25,276.05               25,646.13
      11/30/98            16,135.16       26,807.36               27,596.48
      12/31/98            16,628.95       28,351.11               30,084.85
      01/29/99            16,955.33       29,536.22               31,851.67
      02/26/99            16,335.21       28,618.40               30,396.60
      03/31/99            17,118.51       29,763.08               31,997.48
      04/30/99            17,673.36       30,915.64               32,038.35
      05/28/99            17,363.30       30,186.64               31,053.43
      06/30/99            18,032.37       31,860.59               33,228.79
      07/30/99            17,967.10       30,866.71               32,172.85
      08/31/99            18,048.69       30,713.90               32,698.30
      09/30/99            17,298.02       29,872.95               32,011.31
      10/31/99            17,559.12       31,762.52               34,429.29
      11/30/99            17,918.14       32,408.15               36,286.61
      12/31/99            19,495.22       34,315.73               40,060.97
      01/31/00            18,520.46       32,591.83               38,182.28
      02/29/00            18,682.92       31,975.53               40,049.03
      03/31/00            20,903.20       35,101.64               42,915.15
      04/28/00            20,831.00       34,045.95               40,873.04
      05/31/00            21,264.23       33,349.17               38,815.21
      06/30/00            20,433.87       34,171.47               41,756.75
      07/31/00            21,029.56       33,637.71               40,015.71
      08/31/00            22,672.21       35,725.91               43,639.22
      09/29/00            22,293.14       33,840.30               39,511.00
      10/31/00            22,329.24       33,696.77               37,641.73
      11/30/00            21,169.21       31,042.07               32,093.02
      12/29/00            22,752.89       31,194.36               31,077.30
      01/31/01            23,494.62       32,300.43               33,224.39
      02/28/01            22,632.61       29,357.12               27,807.66
      03/30/01            21,429.82       27,498.37               24,582.03
      04/30/01            23,374.34       29,633.58               27,691.39
      05/31/01            23,514.66       29,832.37               27,283.46
      06/30/01            22,492.29       29,106.56               26,651.80
      07/31/01            21,229.35       28,819.92               25,985.54
      08/31/01            19,264.78       27,017.55               23,861.09
      09/30/01            17,360.36       24,835.99               21,478.32
      10/31/01            18,442.87       25,309.86               22,605.28
      11/30/01            19,004.18       27,250.81               24,776.87
      12/31/01            19,866.18       27,489.68               24,730.36
      01/31/02            18,304.65       27,088.74               24,293.53
      02/28/02            17,654.01       26,566.21               23,285.36
      03/31/02            19,280.61       27,565.35               24,090.51
      04/30/02            18,673.34       25,894.73               22,124.45
      05/31/02            18,413.09       25,703.97               21,589.57
      06/30/02            16,396.11       23,872.84               19,592.08
      07/31/02            13,967.05       22,012.07               18,515.40
      08/31/02            14,747.82       22,156.58               18,570.71
      09/30/02            13,576.67       19,748.60               16,644.25
      10/31/02            14,357.44       21,486.82               18,170.97
      11/30/02            14,509.25       22,751.51               19,157.77
      12/31/02            13,877.21       21,414.90               17,834.69
      01/31/03            14,139.05       20,853.92               17,401.64
      02/28/03            14,139.05       20,541.03               17,321.82
      03/31/03            13,789.93       20,740.46               17,644.25
      04/30/03            14,531.80       22,448.85               18,949.09
     5/31/2003            15,906.43       23,631.61               19,894.65
     6/30/2003            16,211.90       23,933.08               20,169.19
     7/31/2003            16,495.55       24,355.05               20,671.41
     8/31/2003            17,477.43       24,830.04               21,186.13
     9/30/2003            16,997.40       24,566.35               20,959.43
    10/31/2003            18,001.10       25,956.07               22,137.35
    11/30/2003            18,699.33       26,184.43               22,368.67
    12/31/2003            20,011.45       27,557.67               23,142.47
     1/31/2004            19,701.88       28,063.49               23,615.17
     2/29/2004            20,409.47       28,453.55               23,765.41
     3/31/2004            20,343.13       28,024.30               23,324.14
     4/30/2004            19,723.99       27,584.37               23,053.20
     5/31/2004            19,900.89       27,962.14               23,482.55
     6/30/2004            20,276.79       28,505.69               23,776.10
     7/31/2004            19,834.55       27,560.99               22,432.16
     8/31/2004            19,878.77       27,671.70               22,321.52
     9/30/2004            20,365.24       27,971.19               22,533.98
    10/31/2004            20,343.13       28,398.51               22,885.37
--------------------------------



                                                     For the Periods Ended
 AVERAGE ANNUAL PERFORMANCE                               October 31, 2004

                                           One Year   Five Year   Ten Year
  MegaTrends Fund                           13.01%      2.98%       7.35%
  ------------------------------------------------------------------------
  S&P 500 Index                              9.41%     (2.21)%     11.00%
  ------------------------------------------------------------------------
  Russell 1000 Growth Index(R)               3.38%     (7.84)%      8.63%

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The Russell 1000 Growth Index(R) includes those common stocks of the Russell 1000 Index(R) with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index(R) is an index of common stocks of the 1,000 largest U.S. companies measured by total market capitalization. The returns for the indexes reflect no deduction for fees, expenses or taxes.

 MEGATRENDS FUND


THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

In a sharp contrast with 2003, the market as represented by the S&P 500 Index was up only 3.05 percent year to date through October 31, 2004. On a year-over-year basis, the S&P 500 Index returned 9.41 percent for the fiscal year ended October 31, 2004, compared to 20.79 percent for the previous fiscal year. The major reason for this lackluster performance was, without any doubt, dramatically higher energy prices and the dampening effect they have on both consumer confidence and economic activity. In fact, in October 2004, crude oil prices hit an all-time high (in nominal terms). Another important all-encompassing economic fact of the past year was the falling dollar. As a result, the deflation talks stopped and the efforts to combat inflation started. Federal Reserve chief Alan Greenspan continued to promote measured and modest rises in interest rates, suggesting to observers that productivity gains and lower oil prices should lead to the reprise of the 1990s if he keeps inflation in check.

INVESTMENT HIGHLIGHTS

Over the year, we have significantly repositioned our portfolio by reducing our previous emphasis on sector weightings and by reemphasizing companies dominant in their businesses with market-beating fundamentals.

We actually reduced our weighting in energy producers, taking profits on many stocks (including Apache Corp.,(1) Patina Oil & Gas Corp.,(1) and ConocoPhillips(2)) while increasing our exposure to oil servicers and drillers (Schlumberger Ltd.,(3) Transocean, Inc.(4)) which we believe to have better growth prospects than the integrated oil companies. We also bought two major utilities companies (Entergy Corp.(5) and FPL Group, Inc.(6)) which, in our calculation, have higher growth prospects than the analysts expect.

We continue to be exposed to the precious metals sector, as we view gold-related stocks as the best instrument for combating inflation effects on the portfolio. Within the sector, though, we sold our positions in smaller miners, including our most speculative position in Trend Mining Co.(1)

Among our newly opened positions this period are two consumer-related stocks. The better growers of the consumer staples group, The Coca-Cola Co.(7) and The Procter & Gamble Co.,(8) give our portfolio relatively stable growth within the U.S., with an exposure to the rapidly growing Asian markets. Electronic Arts, Inc.(9) is a technology stock new to the

 MEGATRENDS FUND


portfolio that is highly leveraged to both consumer spending and technological advances. We sold Walgreen Co.(1) due to its lack of international exposure.

New healthcare positions represent leaders in their fields. Teva
Pharmaceuticals Industries Ltd.(10) is a world leader in generic drug market, Allergan, Inc.(11) is a known leader in eye-related drugs and Amylin Pharmaceuticals, Inc.(12) is a smaller biotech company that has unique opportunities for creating treatments for diabetes, obesity and cardiovascular disease. We sold our positions in Waters Corp.(1) and Cardinal Health, Inc.(1)

Another major change was in the healthcare and technology areas. We closed out our position in The Bank of New York Company, Inc.,(1) added to Wells Fargo & Company(13) and bought shares of Fifth Third
Bancorp.(14) In addition, we bought a stake in Texas Instruments, Inc.(15) to increase our exposure to the tech leaders.

Overall, we feel confident that a portfolio comprised of these attractively priced, rapidly growing companies should perform well in this challenging environment.

CURRENT OUTLOOK

We are entering a challenging period for any investor. While the massive growth potential of China and India can potentially pull the world along for the ride, the major uncertainty of rising oil prices presents both economic opportunities and risks. This means that our portfolio, while geared for growth, will also have defensive mechanisms built in to ward off the negative consequences of further energy price increases.

Long-term, though, we are bullish, and we continue to concentrate our investment efforts on companies with good growth prospects, including the companies that are leveraged to growth in Asia.


 (1) The fund did not hold this security as of 10/31/04.
 (2) This security comprised 1.59% of the fund's total net assets as of 10/31/04.
 (3) This security comprised 3.61% of the fund's total net assets as of 10/31/04.
 (4) This security comprised 2.42% of the fund's total net assets as of 10/31/04.
 (5) This security comprised 1.18% of the fund's total net assets as of 10/31/04.
 (6) This security comprised 2.08% of the fund's total net assets as of 10/31/04.
 (7) This security comprised 2.98% of the fund's total net assets as of 10/31/04.
 (8) This security comprised 2.82% of the fund's total net assets as of 10/31/04.
 (9) This security comprised 3.19% of the fund's total net assets as of 10/31/04.
(10) This security comprised 2.55% of the fund's total net assets as of 10/31/04.

 MEGATRENDS FUND


(11) This security comprised 1.62% of the fund's total net assets as of 10/31/04.
(12) This security comprised 1.61% of the fund's total net assets as of 10/31/04.
(13) This security comprised 5.41% of the fund's total net assets as of 10/31/04.
(14) This security comprised 2.97% of the fund's total net assets as of 10/31/04.
(15) This security comprised 2.90% of the fund's total net assets as of 10/31/04.


 PORTFOLIO ALLOCATION
 BASED ON TOTAL INVESTMENTS                             October 31, 2004


                      [MegaTrends Fund Pie Chart]



                        Financial Services      18%
                        Energy                  18%
                        Information Technology  14%
                        Consumer Discretion     10%
                        Health Care             10%
                        Industrials              9%
                        Materials                7%
                        Consumer Staples         6%
                        Other                    8%

 MEGATRENDS FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS        October 31, 2004

   WELLS FARGO & CO.                                            5.46%
     FINANCIAL SERVICES
---------------------------------------------------------------------
   BERKSHIRE HATHAWAY, INC.                                     5.02%
     HOLDING COMPANY
---------------------------------------------------------------------
   NORTHROP GRUMMAN CORP.                                       3.94%
     AIRCRAFT & DEFENSE
---------------------------------------------------------------------
   SCHLUMBERGER LTD.                                            3.64%
     OIL & GAS EXTRACTION & SERVICES
---------------------------------------------------------------------
   NEWMONT MINING CORP.                                         3.62%
     METAL MINING
---------------------------------------------------------------------
   WASHINGTON POST CO.                                          3.38%
     PRINTING & PUBLISHING
---------------------------------------------------------------------
   PETROCHINA CO., LTD.                                         3.33%
     OIL & GAS EXTRACTION & SERVICES
---------------------------------------------------------------------
   EBAY, INC.                                                   3.27%
     E-COMMERCE
---------------------------------------------------------------------
   ELECTRONIC ARTS, INC.                                        3.22%
     COMPUTER SOFTWARE & HARDWARE
---------------------------------------------------------------------
   NOBLE CORP.                                                  3.13%
     OIL & GAS DRILLING

 EASTERN EUROPEAN FUND

FUND MANAGER'S PERSPECTIVE
A Message from Stefan Bottcher and Andrew Wiles

INTRODUCTION

The investment objective of the Eastern European Fund is to achieve long-term capital growth by investing in a diversified portfolio of the equity securities of companies located in the emerging markets of Eastern Europe. The fund will focus its investments in companies located in the Eastern European region, namely Albania, Armenia, Azerbaijan, Belarus, Bulgaria, Croatia, Czech Republic, Estonia, FYR Macedonia, Georgia, Hungary, Kazakhstan, Kyrgyzstan, Latvia, Lithuania, Moldova, Poland, Romania, Russia, Slovak Republic, Slovenia, Tajikistan, Turkey, Turkmenistan, Ukraine and Uzbekistan. While the fund may invest in companies of any size, it will emphasize companies that are large capitalization companies relative to the size of their local markets and generally have local brand name recognition in their industry.

PERFORMANCE

 EASTERN EUROPEAN FUND

                     [Eastern European Fund Graph]

[GRAPHIC: Performance chart plotted from data points shown below.]

                 EASTERN            S&P 500           MSCI Emerging
    DATE      EUROPEAN FUND       STOCK INDEX      Eastern Europ Index


   03/31/97       05/18/27           05/18/27           05/18/27
   04/30/97       05/12/28           01/03/29           12/15/26
   05/30/97       07/31/28           10/10/30           02/02/27
   06/30/97       08/20/30           02/25/32           08/29/29
   07/31/97       09/18/32           09/16/34           01/16/32
   08/29/97       03/02/32           10/06/32           04/07/32
   09/30/97       03/02/34           07/23/34           01/31/34
   10/31/97       08/20/30           05/28/33           02/17/30
   11/28/97       11/24/27           12/14/34           02/06/26
   12/31/97       10/06/30           07/21/35           01/24/30
   01/30/98       02/14/28           12/11/35           02/11/25
   02/27/98       07/27/30           07/15/38           12/27/28
   03/31/98       07/04/31           07/04/40           08/28/30
   04/30/98       06/20/32           11/30/40           11/03/30
   05/29/98       04/08/27           03/18/40           07/22/24
   06/30/98       11/18/26           11/04/41           03/30/24
   07/31/98       08/13/28           05/26/41           03/09/26
   08/31/98       05/21/20           06/03/35           01/05/16
   09/30/98       11/22/19           09/09/37           07/23/15
   10/30/98       01/24/22           10/02/40           01/12/18
   11/30/98       02/03/22           03/22/43           11/02/18
   12/31/98       12/22/22           09/17/45           08/24/19
   01/29/99       09/19/23           08/16/47           07/17/20
   02/26/99       08/07/21           02/21/46           09/01/17
   03/31/99       08/13/22           12/27/47           11/04/18
   04/30/99       06/07/24           11/05/49           08/20/20
   05/28/99       12/25/24           09/02/48           02/22/22
   06/30/99       07/01/26           05/15/51           03/09/23
   07/30/99       07/07/27           10/07/49           10/29/24
   08/31/99       11/08/26           07/09/49           09/21/23
   09/30/99       03/02/23           03/01/48           09/14/20
   10/31/99       10/30/23           03/19/51           06/09/21
   11/30/99       09/15/24           04/02/52           01/30/22
   12/31/99       10/19/29           04/30/55           07/11/26
   01/31/00       03/05/31           07/19/52           08/08/27
   02/29/00       09/08/32           07/22/51           05/18/30
   03/31/00       03/08/36           08/05/56           10/09/31
   04/28/00       04/14/31           11/22/54           09/14/27
   05/31/00       02/09/29           10/08/53           10/25/26
   06/30/00       03/09/27           02/04/55           12/18/25
   07/31/00       04/28/27           03/27/54           02/20/26
   08/31/00       05/24/28           08/08/57           09/18/25
   09/29/00       05/15/25           07/24/54           10/29/22
   10/31/00       04/07/24           05/01/54           05/21/21
   11/30/00       03/29/21           01/18/50           10/05/18
   12/29/00       06/01/23           04/18/50           06/27/22
   01/31/01       05/04/25           01/29/52           09/02/23
   02/28/01       07/31/23           05/02/47           09/17/20
   03/30/01       02/10/23           05/02/44           03/17/19
   04/30/01       02/27/24           10/12/47           02/23/20
   05/31/01       06/14/25           02/06/48           05/13/21
   06/30/01       03/12/26           12/05/46           12/16/19
   07/31/01       02/03/25           06/20/46           05/26/18
   08/31/01       10/25/24           07/24/43           02/17/18
   09/30/01       12/02/22           01/16/40           06/26/16
   10/31/01       05/15/25           10/21/40           04/11/19
   11/30/01       12/08/26           12/09/43           06/29/20
   12/31/01       12/15/27           04/27/44           05/18/21
   01/31/02       04/18/30           09/04/43           06/29/23
   02/28/02       12/08/29           10/31/42           02/22/22
   03/31/02       08/19/32           06/11/44           08/09/23
   04/30/02       04/01/35           10/01/41           07/21/25
   05/31/02       10/09/35           06/11/41           11/18/25
   06/30/02       08/06/33           06/28/38           04/22/23
   07/31/02       07/14/31           06/28/35           08/23/21
   08/31/02       03/08/33           09/21/35           09/18/22
   09/30/02       10/08/32           11/03/31           06/14/22
   10/31/02       01/10/35           08/23/34           07/20/23
   11/30/02       09/21/37           09/06/36           03/06/25
   12/31/02       08/22/37           07/12/34           12/12/24
   01/31/03       06/16/36           08/15/33           05/13/24
   02/28/03       09/01/37           02/12/33           07/14/24
   03/31/03       04/07/36           06/09/33           03/21/24
   04/30/03       10/21/40           03/11/36           07/10/27
   05/31/03       09/27/44           02/06/38           04/24/30
   06/30/03       12/07/44           08/03/38           07/07/29
   07/31/03       04/30/44           04/08/39           02/12/30
   08/31/03       10/04/48           01/13/40           06/06/33
   09/30/03       01/23/52           08/11/39           04/21/34
   10/31/03       06/29/53           11/06/41           03/16/34
   11/30/03       04/03/55           03/21/42           05/03/34
   12/31/03       09/26/60           06/06/44           08/19/37
   01/31/04       01/22/65           03/31/45           03/02/39
   02/29/04       03/09/71           11/16/45           06/08/41
   03/31/04       02/13/76           03/08/45           02/03/45
   04/30/04       12/02/68           06/22/44           03/23/42
   05/31/04       02/20/68           01/30/45           12/20/41
   06/30/04       09/04/69           12/17/45           05/14/42
   07/31/04       11/27/67           06/08/44           07/09/41
   08/31/04       04/10/71           08/12/44           04/07/43
   09/30/04       08/17/77           02/05/45           03/26/47
   10/31/04       06/11/82           10/14/45           01/07/50



                                                      For the Periods Ended
 AVERAGE ANNUAL PERFORMANCE                                October 31, 2004

                                           One Year   Five Year   Inception
  Eastern European Fund
    (Inception 3/31/97)                     54.12%     28.14%      15.63%
  -------------------------------------------------------------------------
  S&P 500 Index                              9.41%     (2.21)%      7.01%
  -------------------------------------------------------------------------
  Morgan Stanley Capital Emerging Markets
    Eastern European Index (Russia at 30%
    market cap weighted)                    46.23%     18.46%       8.26%

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The Morgan Stanley Capital Emerging Markets Eastern European Index (Russia at 30% market cap weighted) is a capitalization-weighted index that monitors the performance of emerging market stocks from all the countries that make up the Eastern European region. The returns for the indexes reflect no deduction for fees, expenses or taxes.

 EASTERN EUROPEAN FUND


THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

Key regional markets all appreciated strongly over the reporting period, with Hungary and the Czech Republic leading the way up 61.0 percent (BUX USD Index(1)) and 60.3 percent (PX50 USD Index(2)) respectively, followed by Poland, up 46.5 percent (WIG USD Index(3)). Russia struggled to reach the potential suggested by its strong economic fundamentals, but still finished the period up 38.5 percent (CSFB ROS Index(4)).

Although the main macro economic themes responsible for Russia's revival over the last five years are still generally intact, we have seen deterioration in the Yukos(5) situation.

Much has been written on the Yukos subject and our stance of not investing in this stock has been justified given recent events. The share price has continued to be buffeted by regular "top down" news, creating significant volatility. Unfortunately, it looks as if a market-friendly solution is unlikely to be found. It now seems that the Russian state is intent on auctioning off key Yukos production assets at potentially destructive prices.

On a more positive front, plans to liberalize Gazprom(6) shares, and thus paving the way for increased foreign investment, are progressing well and should be completed by early 2005. The recent successful sale of the remaining 7.59 percent government stake in Lukoil Holdings,(5) Russia's largest vertically integrated oil company, to ConocoPhillips,(5) highlights the growing attractiveness of the Russian oil sector to foreign investors. We see this transaction as a very positive sign for the Russian oil sector, particularly as it has come at the height of the Yukos drama.

Key markets in Central and Eastern Europe put in strong performances, driven by a wave of portfolio investment following the accession of ten new countries into the European Union in May 2004. It seems that many Western European portfolio investors are now looking for ways of capturing exposure to the region. These "crossover" flows have the potential to significantly narrow the valuation differential that exists relative to the mature Euro zone markets, and represents a genuine new pool of liquidity available for the best regional companies.

INVESTMENT HIGHLIGHTS

Ceske Energticke Zavody (CEZ),(7) the Czech Republic's largest electricity generator and distributor, has been a standout positive contributor, increasing by 94 percent over the reporting period. The operating backdrop for the company is getting better and better, with rising European

 EASTERN EUROPEAN FUND


electricity prices expected to boost revenues and profitability next year. This is manifesting itself into rapidly growing free cash flows, which will in turn be used to create a Central European utility giant. The wider market has begun to wake up to the compelling fundamentals the company offers, and the share price has appreciated accordingly. CEZ has traded at a meaningful discount to its Western European peers, providing crossover appeal for mainstream European investors looking for Central European exposure.

Gazprom, Russia's vertically integrated gas producer and a core position for the fund, has also outperformed over the reporting period, up 117.7 percent (in local currency terms). Although stuttering in August as reports emerged of an attempt by a previously unknown parliamentarian to initiate an official investigation into trading in Gazprom local shares, the stock managed to claw back from those losses and appreciate strongly. The main catalyst for the turnaround came in September as President Putin finally instructed Prime Minister Fradkov to move forward with the merger of Rosneft(5) with Gazprom. This move is seen as a precursor to "ring fence" reform, which is expected to take place early in 2005. The removal of the ring fence may spark a sharp increase in the value of the local shares.

OTP Bank Rt.,(8) the Hungarian bank, continues to be a stellar performer for the fund, and also looks to be the pick of the banks in the region. Its dominant position in the Hungarian banking market is allowing it to generate an estimated record return on equity for 2004 of 40 percent. With a prospective price-to-earnings ratio of less than 10 for next year, on a growth-adjusted basis the valuation looks very compelling against both regional and Western European peers. We believe that, despite the strong growth over the last three years, the financial sector across the region is well positioned to grow materially.

Finally, the fund's exposure to Surgutneftegaz,(9) Russia's third largest oil company, was increased in the latter stages of the reporting period as it emerged that the company may acquire part or all of Yuganskneftegaz,(5) the largest subsidiary of troubled oil giant Yukos, if it is put up for sale. Surgutneftegaz, with more than $8.5 billion in cash on its balance sheet, is well equipped to finance such a transaction.

CURRENT OUTLOOK

The subadviser's style is best described as a bottom-up stock picker. The outlook for the markets should therefore be seen in the context of the outlook for the stocks in which the fund invests. The prospects for the region depend on several factors. First, interest rates have been supportive, with emerging market spreads relative to U.S. Treasuries at recent lows. This suggests investors regard these markets as less risky. This may continue, as the outlook for economic fundamentals (GDP growth, trade

 EASTERN EUROPEAN FUND


balances and foreign exchange reserves) is positive. Second, 2005 will be the first full year in which countries such as Poland, Hungary and the Czech Republic are part of the European Union. Their enthusiasm for joining the European Union means that they should continue with prudent fiscal and monetary policies and attract further inward investment. Finally, the outlook for Russia depends on the outlook for commodity prices, oil in particular, and the ongoing reform process. Commodity prices are unlikely to fall sharply while reforms may include the further privatizations in the telecommunications industry. Although markets have risen and valuations in the region are no longer generally as cheap as they were, from a bottom-up perspective we continue to see good value in the stocks held in the portfolio.

(1) The Budapest Stock Exchange Index (BUX) is a capitalization-weighted index adjusted for free float. The index tracks the daily price only performance of large, actively traded shares on the Budapest Stock Exchange.
(2) The PX-50 Index is a capitalization-weighted index comprising 50 companies listed on the Prague Stock Exchange, into which only issues from the main and secondary market can be incorporated.
(3) The WSE-WIG Index is a total return index that includes dividends and preemptive rights (subscription rights). The index includes all companies listed on the main market, excluding foreign companies and investment funds.
(4) The CS First Boston ROS Index is a capitalization-weighted index based on 30 stocks and denominated in U.S. dollars.
(5) The fund did not hold this security as of 10/31/04.
(6) The fund did not directly hold this security as of 10/31/04. However, it was indirectly exposed to Gazprom through its holdings in Novy Neft Ltd., Novy Neft II Ltd., and Rengaz Holdings Ltd. (2.53%, 1.40%, and 2.76%, respectively, of the fund's total net assets as of 10/31/04).
(7) This security comprised 7.57% of the fund's total net assets as of 10/31/04.
(8) This security comprised 9.17% of the fund's total net assets as of 10/31/04.
(9) This security comprised 7.82% of the fund's total net assets as of 10/31/04.


 COUNTRY DISTRIBUTION BY COUNTRY OF DOMICILE
 BASED ON TOTAL INVESTMENTS                             October 31, 2004

                   [Eastern European Fund Pie Chart]

                        Russian Federation      29%
                        Czech Republic          16%
                        Poland                  12%
                        United States           11%
                        Hungary                 11%
                        Turkey                   5%
                        Austria                  5%
                        Other                   11%

 EASTERN EUROPEAN FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS        October 31, 2004

   SURGUTNEFTEGAZ                                               9.31%
     OIL & GAS EXTRACTION
   ------------------------------------------------------------------
   OTP BANK RT.                                                 9.12%
     FINANCIAL SERVICES
   ------------------------------------------------------------------
   CESKE ENERGTICKE ZAVODY                                      7.52%
     ELECTRIC SERVICES & UTILITIES
   ------------------------------------------------------------------
   MOBILE TELESYSTEMS                                           5.99%
     COMMUNICATIONS
   ------------------------------------------------------------------
   KOMERCNI BANKA A.S.                                          4.79%
     FINANCIAL SERVICES
   ------------------------------------------------------------------
   VIMPELCOM                                                    4.77%
     COMMUNICATIONS
   ------------------------------------------------------------------
   POLSKI KONCERN NAFTOWY ORLEN S.A.                            4.71%
     OIL & GAS EXTRACTION
   ------------------------------------------------------------------
   BANK AUSTRIA CREDITANSTALT                                   4.56%
     FINANCIAL SERVICES
   ------------------------------------------------------------------
   TELEKOMUNIKACJA POLSKA S.A.                                  4.00%
     COMMUNICATIONS
   ------------------------------------------------------------------
   CESKY TELECOM A.S., GDR                                      3.64%
     COMMUNICATIONS



 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS              October 31, 2004

   OIL & GAS EXTRACTION                                        27.94%
   FINANCIAL SERVICES                                          23.70%
   COMMUNICATIONS                                              20.95%
   ELECTRIC SERVICES & UTILITIES                                7.52%
   CHEMICALS                                                    1.97%

 EXPENSE EXAMPLE                                        October 31, 2004


As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including short-term trading fees and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

o ACTUAL EXPENSES. The first line of the table on the following page for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

o HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second line of the table on the following page for each fund provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term trading fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these direct or transactional costs were included, your costs would have been higher.

 EXPENSE EXAMPLE                                        October 31, 2004



  ----------------------------------------------------------------------
  SIX MONTHS ENDED OCTOBER 31, 2004
                              BEGINNING         ENDING        EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING
                             MAY 1, 2004   OCTOBER 31, 2004    PERIOD*
  ----------------------------------------------------------------------
  HOLMES GROWTH FUND
  Based on Actual Fund
    Return                    $1,000.00       $1,048.10        $10.02
  Based on Hypothetical 5%
    Yearly Return             $1,000.00       $1,015.36        $ 9.86
  ----------------------------------------------------------------------
  MEGATRENDS FUND
  Based on Actual Fund
    Return                    $1,000.00       $1,031.40        $15.28
  Based on Hypothetical 5%
    Yearly Return             $1,000.00       $1,010.09        $15.12
  ----------------------------------------------------------------------
  EASTERN EUROPEAN FUND
  Based on Actual Fund
    Return                    $1,000.00       $1,196.20        $11.56
  Based on Hypothetical 5%
    Yearly Return             $1,000.00       $1,014.61        $10.61
  ----------------------------------------------------------------------

*These calculations are based on expenses incurred in the most recent fiscal half-year. The funds' annualized six-month expense ratios for the six-month period ended October 31, 2004, were 1.95%, 2.99% and 2.09%, respectively, for the Holmes Growth, MegaTrends and Eastern European Funds. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, then divided by 366 days in the current fiscal year.

HOLMES GROWTH FUND

  PORTFOLIO OF INVESTMENTS                                         October 31, 2004


COMMON STOCKS AND WARRANTS 98.93%                             SHARES          VALUE

AIRCRAFT & DEFENSE 4.19%
--------------------------------------------------------------------------------------
Armor Holdings, Inc.                                          27,000       $   999,540*
Moog, Inc., Class A                                           15,000           562,950*
Rockwell International Corp.                                  30,000         1,250,700
                                                                           -----------
                                                                             2,813,190

CASINO HOTELS 0.94%
--------------------------------------------------------------------------------------
Boyd Gaming Corp.                                             10,000           334,900
Harrah's Entertainment, Inc.                                   5,000           292,600
                                                                           -----------
                                                                               627,500

CHEMICALS 1.88%
--------------------------------------------------------------------------------------
Georgia Gulf Corp.                                            15,000           679,050
NOVA Chemicals Corp.                                          10,000           389,000
Potash Corporation of Saskatchewan, Inc.                       2,900           193,691
                                                                           -----------
                                                                             1,261,741

COMMUNICATIONS 3.82%
--------------------------------------------------------------------------------------
Anixter International, Inc.                                   25,000           966,000
Comtech Telecommunications Corp.                              20,000           548,200*
QUALCOMM, Inc.                                                25,000         1,045,250
                                                                           -----------
                                                                             2,559,450

COMPUTER SOFTWARE & HARDWARE 3.50%
--------------------------------------------------------------------------------------
Catapult Communications Corp.                                 10,000           245,600*
Kronos, Inc.                                                  20,000           981,000*
NetIQ Corp.                                                   30,000           380,400*
Openwave Systems, Inc.                                        30,000           353,100*
Verint Systems, Inc.                                          10,000           388,800*
                                                                           -----------
                                                                             2,348,900

CONSULTING SERVICES 2.66%
--------------------------------------------------------------------------------------
Charles River Associates, Inc.                                10,000           401,800*
Navigant Consulting, Inc.                                     30,000           746,100*
The Corporate Executive Board Co.                             10,000           636,500
                                                                           -----------
                                                                             1,784,400

DISTRIBUTION/WHOLESALE 0.92%
--------------------------------------------------------------------------------------
ScanSource, Inc.                                              10,000           619,300*

DIVERSIFIED OPERATIONS 0.51%
--------------------------------------------------------------------------------------
Walter Industries, Inc.                                       20,000           340,200


                                                                      23


HOLMES GROWTH FUND


  PORTFOLIO OF INVESTMENTS                                         October 31, 2004


COMMON STOCKS AND WARRANTS                                    SHARES          VALUE
ELECTRONICS & COMPONENTS 0.74%
--------------------------------------------------------------------------------------
AMETEK, Inc.                                                  15,000       $   493,800

ENERGY 0.92%
--------------------------------------------------------------------------------------
Duke Energy Corp.                                             25,000           613,250

FINANCIAL SERVICES 0.70%
--------------------------------------------------------------------------------------
GMP Capital Corp.                                             10,000           146,667
PrivateBancorp, Inc.                                          10,000           323,500
                                                                           -----------
                                                                               470,167

FOOD PRODUCTS 0.82%
--------------------------------------------------------------------------------------
Ralcorp Holdings, Inc.                                        15,000           551,250

GAMING 0.62%
--------------------------------------------------------------------------------------
Penn National Gaming, Inc.                                    10,000           415,300*

HEALTHCARE PRODUCTS, EQUIPMENT & SERVICES 6.51%
--------------------------------------------------------------------------------------
AMERIGROUP Corp.                                               5,000           300,000*
Biosite, Inc.                                                 10,000           488,100*
C.R. Bard, Inc.                                               20,000         1,136,000
Centene Corp.                                                 15,000           711,450*
Cytyc Corp.                                                   20,000           521,800*
Health Care Select Sector SPDR Fund                           20,000           563,000
IDX Systems Corp.                                             10,000           335,350*
Immucor, Inc.                                                 10,000           308,500*
                                                                           -----------
                                                                             4,364,200

INTERNET SYSTEMS 5.54%
--------------------------------------------------------------------------------------
Internet Security Systems, Inc.                               20,000           435,200*
SafeNet, Inc.                                                 10,000           306,300*
Shanda Interactive Entertainment Ltd, ADR                     15,000           455,835*
VeriSign, Inc.                                                30,000           804,900*
Websense, Inc.                                                20,000           811,400*
Yahoo! Inc.                                                   25,000           904,750*
                                                                           -----------
                                                                             3,718,385

INVESTMENT TRUST 1.03%
--------------------------------------------------------------------------------------
Innkeepers USA Trust                                          50,000           692,500

MANUFACTURING 12.73%
--------------------------------------------------------------------------------------
Acuity Brands, Inc.                                           10,000           265,300
Ceradyne, Inc.                                                25,000         1,072,250*
CLARCOR, Inc.                                                 10,000           493,000


24


HOLMES GROWTH FUND


  PORTFOLIO OF INVESTMENTS                                          October 31, 2004



COMMON STOCKS AND WARRANTS                                   SHARES            VALUE
MANUFACTURING (CONT'D)
--------------------------------------------------------------------------------------
Eagle Materials, Inc.                                          5,000       $   345,550
Eaton Corp.                                                   18,000         1,151,100
Ennis, Inc.                                                   10,000           202,300
Hexcel Corp.                                                  10,000           155,000*
IDEX Corp.                                                    22,500           830,250
Lincoln Electric Holdings, Inc.                               15,000           500,700
Precision Castparts Corp.                                      5,000           300,000
Textron, Inc.                                                 18,000         1,226,700
Wabtec Corp.                                                  20,000           405,400
Zebra Technologies Corp., Class A                             30,000         1,589,700*
                                                                           -----------
                                                                             8,537,250

MEDICAL PRODUCTS 6.55%
--------------------------------------------------------------------------------------
ArthroCare Corp.                                              15,000           462,150*
Bone Care International, Inc.                                 15,000           344,475*
Covance, Inc.                                                 25,000           993,000*
Medicis Pharmaceutical Corp., Class A                         20,000           813,400
Mentor Corp.                                                  20,000           696,000
Ventana Medical Systems, Inc.                                 20,000         1,082,400*
                                                                           -----------
                                                                             4,391,425

METAL & MINERAL MINING 1.87%
--------------------------------------------------------------------------------------
Commercial Metals Co.                                         10,000           361,500
Inco Ltd.                                                     10,000           354,000*
Northern Orion Resources, Inc.                               150,000           393,298*
Wheaton River Minerals Ltd., Warrants (August 2008)          100,000           142,570*
                                                                           -----------
                                                                             1,251,368

OIL & GAS EXTRACTION & SERVICES 10.77%
--------------------------------------------------------------------------------------
Airgas, Inc.                                                  30,000           738,000
Baker Hughes, Inc.                                            20,000           856,600
Burlington Resources, Inc.                                    15,000           622,500
Cal Dive International, Inc.                                  10,000           354,100*
Energen Corp.                                                  5,000           268,900
EOG Resources, Inc.                                           10,000           665,600
PetroKazakhstan, Inc., Class A                                10,000           369,000
Southwestern Energy Co.                                       15,000           689,100*
Talisman Energy, Inc.                                         15,000           403,050
Unit Corp.                                                    20,000           741,800*
Valero Energy Corp.                                           10,000           429,700
Varco Energy Corp.                                            15,000           415,200*
XTO Energy, Inc.                                              20,000           667,600
                                                                           -----------
                                                                             7,221,150

                                                                      25


HOLMES GROWTH FUND

  PORTFOLIO OF INVESTMENTS                                          October 31, 2004



COMMON STOCKS AND WARRANTS                                    SHARES           VALUE
OIL & GAS FIELD MACHINERY 0.98%
--------------------------------------------------------------------------------------
Hydril                                                        15,000       $   659,850*

PEST CONTROL SERVICES 0.79%
--------------------------------------------------------------------------------------
Rollins, Inc.                                                 20,000           527,000

RESTAURANTS 4.88%
--------------------------------------------------------------------------------------
Domino's Pizza, Inc.                                          20,000           328,000*
Sonic Corp.                                                   50,000         1,361,500*
Starbucks Corp.                                               30,000         1,586,400*
                                                                           -----------
                                                                             3,275,900

RETAIL 9.33%
--------------------------------------------------------------------------------------
Aeropostale, Inc.                                             20,000           631,000*
American Eagle Outfitters, Inc.                               40,000         1,635,200
Coldwater Creek, Inc.                                         15,000           345,300*
Deckers Outdoor Corp.                                         10,000           378,600*
Fossil, Inc.                                                  60,000         1,785,600*
Stein Mart, Inc.                                              40,000           664,800*
Urban Outfitters, Inc.                                        20,000           820,000*
                                                                           -----------
                                                                             6,260,500

SEMICONDUCTORS 4.86%
--------------------------------------------------------------------------------------
Cree, Inc.                                                    45,000         1,552,950*
KLA-Tencor Corp.                                              25,000         1,138,250*
Marvell Technology Group Ltd.                                 20,000           571,400*
                                                                           -----------
                                                                             3,262,600

SERVICES-DIVERSIFIED & COMMERCIAL 1.05%
--------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc.                         5,000           316,500*
Coinstar, Inc.                                                15,000           387,450*
                                                                           -----------
                                                                               703,950

STEEL MANUFACTURING 1.73%
--------------------------------------------------------------------------------------
Algoma Steel, Inc.                                            10,000           167,971*
Nucor Corp.                                                   10,000           422,300
Steel Dynamics, Inc.                                          10,000           332,000
Steel Technologies, Inc.                                      10,000           239,600
                                                                           -----------
                                                                             1,161,871

STORAGE 0.42%
--------------------------------------------------------------------------------------
Mobile Mini, Inc.                                             10,000           283,600*


26


HOLMES GROWTH FUND

  PORTFOLIO OF INVESTMENTS                                         October 31, 2004


COMMON STOCKS AND WARRANTS                                    SHARES          VALUE

TRANSPORTATION 7.67%
--------------------------------------------------------------------------------------
EGL, Inc.                                                     10,000       $   319,800*
Expeditors International of Washington, Inc.                  10,000           571,000
Forward Air Corp.                                             15,000           617,550*
Kirby Corp.                                                    5,000           210,000*
Knight Transportation, Inc.                                   30,000           704,700*
Landstar System, Inc.                                         10,000           679,400*
Norfolk Southern Corp.                                        40,000         1,358,000
Old Dominion Freight Line, Inc.                               11,600           325,090*
OMI Corp.                                                     20,000           359,000
                                                                           -----------
                                                                             5,144,540
--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                            66,354,537
--------------------------------------------------------------------------------------
  (cost $58,285,657)

                                                          PRINCIPAL
REPURCHASE AGREEMENT 6.26%                                  AMOUNT
Joint Tri-Party Repurchase Agreement, Credit Suisse
  First Boston, 10/31/04, 1.77%, due 11/01/04,
  repurchase price $4,199,587, collateralized by U.S.
  Treasury securities held in a joint tri-party
  repurchase account (cost $4,198,968)                    $4,198,968         4,198,968
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS 105.19%                                                   70,553,505
--------------------------------------------------------------------------------------
  (cost $62,484,625)
Other assets and liabilities, net (5.19)%                                   (3,479,836)
                                                                           -----------

NET ASSETS 100%                                                            $67,073,669
                                                                           -----------


See accompanying notes to portfolios of investments.

MEGATRENDS FUND

  PORTFOLIO OF INVESTMENTS                                            October 31, 2004

COMMON STOCKS 94.75%                                          SHARES           VALUE
AIRCRAFT & DEFENSE 3.91%
--------------------------------------------------------------------------------------
Northrop Grumman Corp.                                        10,000       $   517,500

BEVERAGES 2.98%
--------------------------------------------------------------------------------------
The Coca-Cola Co.                                              9,700           394,402

COMPUTER SOFTWARE & HARDWARE 5.72%
--------------------------------------------------------------------------------------
CACI International, Inc., Class A                              5,500           335,335*
Electronic Arts, Inc.                                          9,400           422,248*
                                                                           -----------
                                                                               757,583

COMPUTERS & DATA PROCESSING 2.34%
--------------------------------------------------------------------------------------
First Data Corp.                                               7,500           309,600

E-COMMERCE 3.24%
--------------------------------------------------------------------------------------
eBay, Inc.                                                     4,400           429,484*

ELECTRONICS & COMPONENTS 5.93%
--------------------------------------------------------------------------------------
Intel Corp.                                                   18,000           400,680
Texas Instruments, Inc.                                       15,700           383,865
                                                                           -----------
                                                                               784,545

ENERGY 3.27%
--------------------------------------------------------------------------------------
Entergy Corp.                                                  2,400           156,864
FPL Group, Inc.                                                4,000           275,600
                                                                           -----------
                                                                               432,464

FINANCIAL SERVICES 10.90%
--------------------------------------------------------------------------------------
Citigroup, Inc.                                                7,500           332,775
Fifth Third Bancorp                                            8,000           393,520
Wells Fargo & Co.                                             12,000           716,640
                                                                           -----------
                                                                             1,442,935

HEALTHCARE 3.88%
--------------------------------------------------------------------------------------
Biogen Idec, Inc.                                              4,500           261,720*
Genzyme Corp.                                                  4,800           251,856*
                                                                           -----------
                                                                               513,576

HOLDING COMPANY 4.98%
--------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Class B                                235           658,940*

INSURANCE 1.63%
--------------------------------------------------------------------------------------
AFLAC, Inc.                                                    6,000           215,280


28


MEGATRENDS FUND

  PORTFOLIO OF INVESTMENTS                                            October 31, 2004


COMMON STOCKS
                                                              SHARES           VALUE
MANUFACTURING 8.22%
--------------------------------------------------------------------------------------
General Electric Co.                                          10,000       $   341,200
The Procter & Gamble Co.                                       7,300           373,614
Tyco International Ltd.                                       12,000           373,800
                                                                           -----------
                                                                             1,088,614

MEDIA 1.90%
--------------------------------------------------------------------------------------
Viacom, Inc., Class B                                          6,900           251,781

METAL MINING 7.35%
--------------------------------------------------------------------------------------
Apex Silver Mines Ltd.                                        20,000           375,200*
Impala Platinum Holdings Ltd.                                  6,000           122,700
Newmont Mining Corp.                                          10,000           475,200
                                                                           -----------
                                                                               973,100

OIL & GAS DRILLING 5.53%
--------------------------------------------------------------------------------------
Noble Corp.                                                    9,000           411,120*
Transocean, Inc.                                               9,100           320,775*
                                                                           -----------
                                                                               731,895

OIL & GAS EXTRACTION & SERVICES 11.96%
--------------------------------------------------------------------------------------
ChevronTexaco Corp.                                            4,000           212,240
ConocoPhillips                                                 2,500           210,775
Nabors Industries, Inc.                                        5,000           245,600*
PetroChina Co., Ltd.                                           8,300           436,746
Schlumberger Ltd.                                              7,600           478,344
                                                                           -----------
                                                                             1,583,705

PHARMACEUTICALS 5.78%
--------------------------------------------------------------------------------------
Allergan, Inc.                                                 3,000           214,680
Amylin Pharmaceuticals, Inc.                                  10,000           213,000*
Teva Pharmaceutical Industries Ltd., Sponsored ADR            13,000           338,000
                                                                           -----------
                                                                               765,680

PRINTING & PUBLISHING 3.35%
--------------------------------------------------------------------------------------
Washington Post Co., Class B                                     485           443,775

RETAIL 1.88%
--------------------------------------------------------------------------------------
Tiffany & Co.                                                  8,500           249,305

--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                         12,544,164
--------------------------------------------------------------------------------------
  (cost $11,030,625)

MEGATRENDS FUND

  PORTFOLIO OF INVESTMENTS                                    October 31, 2004


UNITED STATES
GOVERNMENT AND AGENCY             COUPON    MATURITY   PRINCIPAL
OBLIGATIONS 2.24%                  RATE       DATE      AMOUNT        VALUE

UNITED STATES TREASURY STRIP 2.24%
------------------------------------------------------------------------------
U.S. Treasury Strip
  (cost $301,976)                  5.72%    11/15/28  $1,000,000   $   296,621

------------------------------------------------------------------------------
TOTAL SECURITIES                                                    12,840,785
------------------------------------------------------------------------------


REPURCHASE AGREEMENT 2.20%
Joint Tri-Party Repurchase Agreement, Credit Suisse
  First Boston, 10/31/04, 1.77%, due 11/01/04, repurchase
  price $291,223, collateralized by U.S. Treasury
  securities held in a joint tri-party repurchase account
  (cost $291,180)                                            291,180           291,180
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.19%                                                    13,131,965
--------------------------------------------------------------------------------------
  (cost $11,623,781)
Other assets and liabilities, net 0.81%                                        107,119
                                                                           -----------

NET ASSETS 100%                                                            $13,239,084
                                                                           -----------


See accompanying notes to portfolios of investments.

EASTERN EUROPEAN FUND

  PORTFOLIO OF INVESTMENTS                                             October 31, 2004

COMMON STOCKS 86.49%                                         SHARES               VALUE

AUTOMOBILE 1.33%
------------------------------------------------------------------------------------------
Dogus Otomotiv Servis ve Ticaret a.s.                     1,127,630,449       $  3,716,707*

CHEMICALS 1.99%
------------------------------------------------------------------------------------------
BorsodChem Rt.                                                  557,788          5,551,856

COMMUNICATIONS 20.58%
------------------------------------------------------------------------------------------
Cesky Telecom a.s., GDR                                         780,514         10,248,149
Mobile Telesystems, Sponsored ADR                               116,173         16,859,026
Rostelecom                                                      224,040            517,532
Rostelecom, Sponsored ADR                                       370,828          5,228,675
Telekomunikacja Polska S.A.                                     183,394            887,661
Telekomunikacja Polska S.A., GDR                              2,156,228         10,371,457
VimpelCom, Sponsored ADR                                        117,636         13,410,504*
                                                                              ------------
                                                                                57,523,004

COMPUTER SOFTWARE & HARDWARE 1.67%
------------------------------------------------------------------------------------------
Prokom Software S.A.                                            124,676          4,673,096*

DISTRIBUTION/WHOLESALE 1.36%
------------------------------------------------------------------------------------------
Central European Distribution Corp.                             150,362          3,805,662*

ELECTRIC SERVICES & UTILITIES 7.57%
------------------------------------------------------------------------------------------
Ceske Energticke Zavody                                       1,906,375         21,157,483

FINANCIAL SERVICES 23.85%
------------------------------------------------------------------------------------------
Bank Austria Creditanstalt                                      173,345         12,821,073
Bank Zachodni WBK S.A.                                          169,112          4,267,354
Hansabank Ltd.                                                  519,965          5,237,348
Komercni Banka a.s.                                              53,134          6,704,320
Komercni Banka a.s., Sponsored GDR                              163,468          6,783,922
OTP Bank Rt.                                                    616,115         15,554,588
OTP Bank Rt., GDR                                               200,249         10,088,545
Turkiye Garanti Bankasi a.s.                              1,951,487,077          5,214,553*
                                                                              ------------
                                                                                66,671,703

METAL MINING 1.98%
------------------------------------------------------------------------------------------
Ashurst Technology Ltd., Units                                   93,470                  0*
JSC MMC Norilsk Nickel, Sponsored ADR                            89,125          5,534,663
                                                                              ------------
                                                                                 5,534,663

OIL & GAS EXTRACTION 24.65%
------------------------------------------------------------------------------------------
Novy Neft Ltd.                                                  388,378          7,081,296*+
Novy Neft II Ltd.                                               296,849          3,900,002*+


                                                                      31

EASTERN EUROPEAN FUND

  PORTFOLIO OF INVESTMENTS                                            October 31, 2004


COMMON STOCKS
                                                             SHARES              VALUE
OIL & GAS EXTRACTION (CONT'D)
------------------------------------------------------------------------------------------
Polski Koncern Naftowy Orlen S.A.                             1,225,636       $ 13,239,169
Rengaz Holdings Ltd.                                            599,999          7,709,987*
Sibir Energy plc                                             18,514,068          6,794,848*
Sibneft, Sponsored ADR                                          223,202          8,309,810*
Surgutneftegaz, Sponsored ADR                                   548,203         21,873,300
                                                                              ------------
                                                                                68,908,412

PRINTING & PUBLISHING 1.51%
------------------------------------------------------------------------------------------
Hurriyet Gazetecilik ve Matbaacilik a.s.                  2,139,781,508          4,237,479

------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                            241,780,065
------------------------------------------------------------------------------------------
  (cost $205,915,049)

PREFERRED STOCKS 3.97%


COMMUNICATIONS 0.50%
------------------------------------------------------------------------------------------
Rostelecom, Preferred Stock                                     854,066          1,404,939

OIL & GAS EXTRACTION 3.47%
------------------------------------------------------------------------------------------
Surgutneftegaz, Preferred Stock                               6,929,631          3,693,493
Surgutneftegaz, Preferred Stock, Sponsored ADR                   12,058            636,361
Transneft, Preferred Stock                                        5,659          5,373,220
                                                                              ------------
                                                                                 9,703,074

------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS                                                          11,108,013
------------------------------------------------------------------------------------------
  (cost $8,139,404)

------------------------------------------------------------------------------------------
TOTAL SECURITIES                                                               252,888,078
------------------------------------------------------------------------------------------

                                                             PRINCIPAL
REPURCHASE AGREEMENT 10.17%                                   AMOUNT
Joint Tri-Party Repurchase Agreement, Credit Suisse
  First Boston, 10/31/04, 1.77%, due 11/01/04, repurchase
  price $28,433,226, collateralized by U.S. Treasury
  securities held in a joint tri-party repurchase account
  (cost $28,429,033)                                        $28,429,033         28,429,033

------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.63%                                                      281,317,111
------------------------------------------------------------------------------------------
  (cost $242,483,486)
Other assets and liabilities, net (0.63)%                                       (1,772,010)
                                                                              ------------

NET ASSETS 100%                                                               $279,545,101
                                                                              ------------


See accompanying notes to portfolio of investments.

  NOTES TO PORTFOLIOS OF INVESTMENTS                    October 31, 2004


LEGEND

* Non-income producing security
+ Affiliated company (see following)
ADR American Depositary Receipt
GDR Global Depositary Receipt

JOINT TRI-PARTY REPURCHASE AGREEMENT

The terms of the joint tri-party repurchase agreement and the securities held as collateral at October 31, 2004 were:

Credit Suisse First Boston repurchase agreement, 10/29/04, 1.77%, due
11/01/04:
  Total principal amount: $104,335,903; Total repurchase value:
  $104,351,293

    Collateral:
    $48,175,000 U.S. Treasury Bond, 12.00%, 08/15/13
    $32,240,000 U.S. Treasury Bond, 6.25%, 05/15/30
          (total collateral market value, including accrued interest, of
           $106,426,658)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreement. Each owns an undivided interest in the account.

AFFILIATED COMPANIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities or which may otherwise have a relationship with the Adviser or sub-advisor. The following is a summary of transactions with each affiliated company during the year ended October 31, 2004.

                                                      SHARES OF AFFILIATED COMPANIES
                                      OCTOBER 31, 2003     ADDITIONS  REDUCTIONS   OCTOBER 31, 2004
EASTERN EUROPEAN FUND
---------------------------------------------------------------------------------------------------
Novy Neft Ltd.                                --            450,000     (61,622)      388,378
Novy Neft Ltd., Warrants (June 2004)          --            150,000    (150,000)        --
Novy Neft II Ltd.                             --            300,000      (3,151)      296,849
Novy Neft II Ltd., Warrants (July 2004)       --            115,784    (115,784)        --

At October 31, 2004, the value of investments in affiliated companies was $10,981,298, representing 3.93% of fund net assets, and the total cost was $7,775,558. Net realized gains on transactions were $330,707, and there was no income earned for the period. In addition, the fund's sub-adviser rebated to the fund $62,994 related to fees received they had received from the above affiliates.



See accompanying notes to financial statements.
                                                                      33

  STATEMENTS OF ASSETS AND LIABILITIES                   October 31, 2004

                              HOLMES GROWTH   MEGATRENDS       EASTERN
                                  FUND           FUND       EUROPEAN FUND

Investments, at identified
cost                          $ 62,484,625   $11,623,781   $242,483,486
                              ============   ===========   ============
ASSETS
-------------------------------------------------------------------------
Investments, at value:
 Securities of unaffiliated
  issuers                     $ 66,354,537   $12,840,785   $241,906,780
 Securities of affiliated
  issuers                               --            --     10,981,298
 Repurchase agreements           4,198,968       291,180     28,429,033
Cash                                    --            --        341,720
Receivables:
 Investments sold                5,568,147       173,196      1,679,139
 Dividends                          16,745         7,467        566,792
 Interest                              445            40          4,192
 Capital shares sold                 1,182         5,715      4,676,248
 Unrealized appreciation on
  foreign currency exchange
  contracts - Note 1F                   --            --            714
Other assets                         1,924         1,142         16,203
-------------------------------------------------------------------------
TOTAL ASSETS                    76,141,948    13,319,525    288,602,119
-------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------
Payables:
 Investments purchased           8,787,375            --      8,201,750
 Capital shares redeemed           114,398        14,841        322,913
 Adviser and affiliates             71,924        13,652        292,091
 Accounts payable and
  accrued expenses                  94,582        51,948        238,755
 Unrealized depreciation on
  foreign currency exchange
  contracts - Note 1F                   --            --          1,509
-------------------------------------------------------------------------
TOTAL LIABILITIES                9,068,279        80,441      9,057,018
-------------------------------------------------------------------------

NET ASSETS                    $ 67,073,669   $13,239,084   $279,545,101
                              ============   ===========   ============

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------
Paid-in capital               $109,686,912   $12,723,279   $229,360,030
Accumulated net investment
 loss                             (148,648)      (98,250)      (604,080)
Accumulated net realized
 gain (loss) on investments
 and foreign currencies        (50,533,475)     (894,030)    11,948,091
Net unrealized appreciation
 of investments and other
 assets and liabilities
 denominated in foreign
 currencies                      8,068,880     1,508,085     38,841,060
                              ------------    ----------   ------------
Net assets applicable to
 capital shares outstanding   $ 67,073,669   $13,239,084   $279,545,101
                              ============   ===========   ============
 Capital shares
  outstanding; an unlimited
  number of no par shares
  authorized                     4,664,606     1,439,589      9,839,751
                              ============   ===========   ============

NET ASSET VALUE,
 PUBLIC OFFERING PRICE,
 REDEMPTION PRICE,
 PER SHARE                    $      14.38   $      9.20   $      28.41
                              ============   ===========   ============
See accompanying notes to financial statements.

                                                        For the Year Ended
  STATEMENTS OF OPERATIONS                                October 31, 2004

                                   HOLMES
                                   GROWTH       MEGATRENDS      EASTERN
                                    FUND           FUND      EUROPEAN FUND
NET INVESTMENT
INCOME

INCOME:
--------------------------------------------------------------------------
 Dividends                       $  462,331     $  134,632    $ 3,030,560
 Foreign taxes withheld on
  dividends                            (331)        (1,007)      (468,289)
                                 ----------     ----------    -----------
  Net dividends                     462,000        133,625      2,562,271
 Interest and other                  48,586          6,179        142,135
                                 ----------     ----------    -----------
  TOTAL INCOME                      510,586        139,804      2,704,406

EXPENSES:
--------------------------------------------------------------------------
 Management fees                    755,921        132,133      1,874,713
 Transfer agent fees and
  expenses                          160,636         27,242        205,303
 Accounting service fees and
  expenses                           41,508         41,500        103,400
 Professional fees                  135,865         41,624         45,121
 Distribution plan expenses          90,300         33,033        374,943
 Custodian fees                      33,803         16,490        391,056
 Shareholder reporting
  expenses                           65,064         11,943         38,346
 Registration fees                   28,277         18,228         35,556
 Trustees' fees and expenses         32,464         32,463         32,463
 Miscellaneous expenses              35,067         19,209         24,821
                                 ----------     ----------    -----------
  Total expenses before
  reductions                      1,378,905        373,865      3,125,722
 Expenses offset - Notes 1 I           (361)          (142)        (4,451)
 Expenses reimbursed - Note 2            --             --        (77,641)
                                 ----------     ----------    -----------
  NET EXPENSES                    1,378,544        373,723      3,043,630

--------------------------------------------------------------------------
NET INVESTMENT LOSS                (867,958)      (233,919)      (339,224)
--------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN
ON INVESTMENTS
 Realized gain (loss) from:
  Securities of unaffiliated
   issuers                        9,069,147      1,418,831     12,056,987
  Securities of affiliated
   issuers                               --             --        330,707
  Foreign currency
   transactions                      (1,081)            --       (595,563)
                                 ----------     ----------    -----------
  NET REALIZED GAIN               9,068,066      1,418,831     11,792,131
                                 ----------     ----------    -----------
 Net change in unrealized
  appreciation (depreciation)
  of:
  Investments                    (3,901,939)       403,342     32,633,145
  Other assets and
   liabilities denominated in
   foreign currencies                    --             --          6,843
                                 ----------     ----------    -----------
  NET UNREALIZED APPRECIATION
   (DEPRECIATION)                (3,901,939)       403,342     32,639,988
                                 ----------     ----------    -----------
--------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS               5,166,127      1,822,173     44,432,119
--------------------------------------------------------------------------

NET INCREASE IN NET
ASSETS RESULTING FROM
OPERATIONS                       $4,298,169     $1,588,254    $44,092,895
                                 ==========     ==========    ===========

See accompanying notes to financial statements.

  STATEMENTS OF CHANGES IN NET ASSETS

                                                              HOLMES GROWTH FUND
                                                    ---------------------------------------
                                                       YEAR ENDED             YEAR ENDED
                                                    OCTOBER 31, 2004       OCTOBER 31, 2003
INCREASE (DECREASE)
IN NET ASSETS

FROM OPERATIONS:
-------------------------------------------------------------------------------------------
    Net investment income (loss)                      $  (867,958)           $  (853,826)
    Net realized gain                                   9,068,066              2,960,005
    Net unrealized appreciation (depreciation)         (3,901,939)             9,750,306
                                                      -----------            -----------
        NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS                                 4,298,169             11,856,485

DISTRIBUTIONS TO SHAREHOLDERS:
-------------------------------------------------------------------------------------------
    From net investment income                                 --                     --
    From net capital gains                                     --                     --
                                                      -----------            -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS                    --                     --

FROM CAPITAL SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------
    Proceeds from shares sold                          12,176,377             12,085,869
    Distributions reinvested                                   --                     --
    Proceeds from short-term trading fees                   4,850                  7,449
                                                      -----------            -----------
                                                       12,181,227             12,093,318
    Cost of shares redeemed                           (31,822,425)           (20,762,829)
                                                      -----------            -----------
        NET INCREASE (DECREASE) IN NET ASSETS
        FROM CAPITAL SHARE TRANSACTIONS               (19,641,198)            (8,669,511)
-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                 (15,343,029)             3,186,974
-------------------------------------------------------------------------------------------
NET ASSETS

Beginning of year                                      82,416,698             79,229,724

-------------------------------------------------------------------------------------------
END OF YEAR                                           $67,073,669            $82,416,698
-------------------------------------------------------------------------------------------

Accumulated net investment income (loss), end of
 year                                                 $  (148,648)           $        --
                                                      ===========            ===========

CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------------------
    Shares sold                                           878,693              1,033,393
    Shares reinvested                                          --                     --
    Shares redeemed                                    (2,296,439)            (1,787,006)
                                                      -----------            -----------
        NET SHARE ACTIVITY                             (1,417,746)              (753,613)
                                                      ===========            ===========

See accompanying notes to financial statements.


36


  STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                             EASTERN
                                                               MEGATRENDS FUND                            EUROPEAN FUND
                                                    ------------------------------------      ------------------------------------
                                                       YEAR ENDED          YEAR ENDED            YEAR ENDED          YEAR ENDED
                                                    OCTOBER 31, 2004    OCTOBER 31, 2003      OCTOBER 31, 2004    OCTOBER 31, 2003
INCREASE (DECREASE)
IN NET ASSETS

FROM OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                      $  (233,919)         $  (232,971)         $   (339,224)        $   180,790
    Net realized gain                                   1,418,831              657,349            11,792,131           3,825,340
    Net unrealized appreciation (depreciation)            403,342            2,108,404            32,639,988           5,303,490
                                                      -----------          -----------          ------------         -----------
        NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS                                 1,588,254            2,532,782            44,092,895           9,309,620

DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------------------------------------------------
    From net investment income                           (177,824)             (63,282)             (166,901)                 --
    From net capital gains                                     --                   --            (3,100,842)                 --
                                                      -----------          -----------          ------------         -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS              (177,824)             (63,282)           (3,267,743)                 --

FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                           1,391,362            1,115,407           286,077,857          47,279,029
    Distributions reinvested                              169,914               60,903             3,227,765                  --
    Proceeds from short-term trading fees                     342                  801             1,232,566              96,193
                                                      -----------          -----------          ------------         -----------
                                                        1,561,618            1,177,111           290,538,188          47,375,222
    Cost of shares redeemed                            (2,110,094)          (2,157,701)         (102,765,947)        (14,432,962)
                                                      -----------          -----------          ------------         -----------
        NET INCREASE (DECREASE) IN NET ASSETS
        FROM CAPITAL SHARE TRANSACTIONS                  (548,476)            (980,590)          187,772,241          32,942,260

----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                     861,954            1,488,910           228,597,393          42,251,880
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS

Beginning of year                                      12,377,130           10,888,220            50,947,708           8,695,828

----------------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                           $13,239,084          $12,377,130          $279,545,101         $50,947,708
----------------------------------------------------------------------------------------------------------------------------------

Accumulated net investment income (loss), end of
 year                                                 $   (98,250)         $    85,576          $   (604,080)        $   167,674
                                                      ===========          ===========          ============         ===========
CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                           155,293              156,566            11,441,177           2,832,881
    Shares reinvested                                      19,308                9,472               157,914                  --
    Shares redeemed                                      (234,777)            (310,852)           (4,380,661)           (894,451)
                                                      -----------          -----------          ------------         -----------
        NET SHARE ACTIVITY                                (60,176)            (144,814)            7,218,430           1,938,430
                                                      ===========          ===========          ============         ===========


  NOTES TO FINANCIAL STATEMENTS                         October 31, 2004


NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

 U.S. Global Accolade Funds (Trust), consisting of three separate funds (funds), is organized as a Massachusetts business trust. Each fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. Holmes Growth and
 MegaTrends Funds are diversified; Eastern European Fund is non-diversified.

 The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

 A. SECURITY VALUATIONS
 The funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and ask prices or using quotes provided by principal market makers. Short-term investments with effective maturities of sixty days or less at the date of purchase may be valued at amortized cost, which approximates market value.

 Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the board of trustees.

 For securities traded on international exchanges, if events which may materially affect the value of the fund's securities occur after the close of the primary exchange and before the fund's net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the board of trustees.

 B. SECURITY TRANSACTIONS AND INVESTMENT INCOME
 Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend may have passed are recorded as soon as the funds are informed of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-maturity basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

 The funds may purchase securities on a when-issued or delayed-delivery basis and segregate on their books collateral with a value at least equal to the amount of the commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.

  NOTES TO FINANCIAL STATEMENTS                         October 31, 2004


 C. REPURCHASE AGREEMENTS
 The funds may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, hold, as collateral, underlying securities with a value exceeding the total repurchase price, including accrued interest. The funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

 D. OPTIONS
 Some funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option premium. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. There was no activity in options written or purchased for the year ended October 31, 2004.

 E. FOREIGN CURRENCY TRANSACTIONS
 Some funds may invest in securities of foreign issuers. The accounting records of these funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.

 F. FORWARD FOREIGN CURRENCY CONTRACTS
 The funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from

  NOTES TO FINANCIAL STATEMENTS                         October 31, 2004


 unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

                                 FOREIGN     IN EXCHANGE   SETTLEMENT              UNREALIZED      UNREALIZED
  FUND CONTRACT                  CURRENCY      FOR USD        DATE      VALUE     APPRECIATION   (DEPRECIATION)
  -------------------------------------------------------------------------------------------------------------
  Eastern European
           PURCHASES:
           Hungarian Forint     62,101,217    $323,444      11/03/04   $321,935       $ --          $(1,509)

           Polish Zloty            703,331     206,862      11/02/04    207,576        714               --
                                ----------    --------                 --------       ----          -------
                                62,804,548    $530,306                 $529,511       $714          $(1,509)

 G. FEDERAL INCOME TAXES
 The funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the fund's understanding of the tax rules and regulations in the foreign markets.

 H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 The funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications related to permanent book and tax basis differences are made within the funds' capital accounts to reflect income and gains available for distribution under income tax regulations. The funds generally pay income dividends and distribute capital gains, if any, annually.

 I. EXPENSES
 Each fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Expense offset arrangements have been made with the funds' custodian so the custodian fees may be paid indirectly by credits earned on the funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

 J. SHORT-TERM TRADING (REDEMPTION) FEES
 Shares held in Holmes Growth and MegaTrends Funds less than 30 days are subject to a short-term trading fee equal to 0.25% of the proceeds of the redeemed shares. Shares held in Eastern European Fund less than 180 days are subject to a short-term trading fee equal to 2.00% of the proceeds of the redeemed shares. These fees, which are retained by the funds, are accounted for as an addition to paid-in capital.

 K. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates

  NOTES TO FINANCIAL STATEMENTS                         October 31, 2004


 and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2: RELATED PARTY TRANSACTIONS

 U.S. Global Investors, Inc. (Adviser), under an investment advisory agreement with the Trust in effect through May 31, 2005, furnishes management and investment advisory services and, subject to the supervision of the trustees, directs the investments of each fund according to its investment objectives, policies and limitations. The Adviser also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the funds, is the controlling owner of the Adviser.

 For the services of the Adviser, each fund pays a management fee at an annual rate of 1.00% for Holmes Growth Fund and MegaTrends Fund and 1.25% for Eastern European Fund based on their average net assets. Fees are accrued daily and paid monthly.

 For the following funds, the Adviser has contracted with and compensates sub-advisers to serve in the execution of the Adviser's investment responsibilities:

       MegaTrends Fund                   Leeb Capital Management, Inc.
       Eastern European Fund             Charlemagne Capital (IOM) Limited

 Prior to June 1, 2004, Bonnel, Inc. provided subadvisory services to Bonnel Growth Fund. On May 26, 2004, the trustees approved the Adviser to manage the fund, effective June 1, 2004. The fund was renamed Holmes Growth Fund effective June 1, 2004.

 The subadviser of Eastern European Fund, Charlemagne Capital (IOM) Limited (Charlemagne), provides advisory services to other mutual funds, two of which Eastern European Fund has invested in, Novy Neft Ltd. and Novy Neft II Ltd. Charlemagne has rebated to Eastern European Fund $62,994 during the year ended October 31, 2004, representing the portion of management fees paid by the two funds to Charlemagne based on the Eastern European Fund's investment. This amount is reflected as an offset to expenses on the Statement of Operations.

 United Shareholder Services, Inc. (USSI), a wholly-owned subsidiary of the Adviser, is transfer agent for the funds. Each fund pays an annual fee based on the number of shareholder accounts for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the funds. For the year ended October 31, 2004, the funds paid USSI $361,551 for transfer agent services. Additionally, the Adviser is reimbursed at cost for in-house legal services pertaining to each fund. Brown Brothers Harriman

  NOTES TO FINANCIAL STATEMENTS                         October 31, 2004


 & Co. (BBH) serves as the custodian, fund accounting and administration service agent with a fee structure based on average net assets of the funds.

 Each fund has adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 that allows an annual fee of up to 0.25% of its average net assets to be used for, or to reimburse the Adviser for, expenditures in connection with sales and promotional services related to the distribution of each fund's shares. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of shares and providing shareholder support services. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the fund with distribution expenses accrued in current or future periods, so long as the 0.25% limitation is never exceeded. The amount of unreimbursed expenditures which will be carried over to future periods is $0, $5,163, and $111,549 for the Holmes Growth, MegaTrends and Eastern European Funds, respectively. The funds are not legally obligated to pay any unreimbursed expenses if the distribution plan is terminated or not renewed.

 During the year ended October 31, 2004, A & B Mailers, Inc., a wholly-owned subsidiary of the Adviser, was paid $46,587 for mailing services provided to the funds.

 The three independent trustees each receive $8,000 annually as compensation for serving on the board, plus $2,000 for each quarterly meeting attended, plus special meeting fees. The Chairman of the Audit Committee receives additional compensation. Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings. Frank E. Holmes receives no compensation from the funds for serving on the board.

NOTE 3: INVESTMENTS

 Cost of purchases and proceeds from sales of long-term securities for the year ended October 31, 2004, are summarized as follows:

      FUND                                    PURCHASES        SALES
  ----------------------------------------------------------------------
  Holmes Growth                              $137,914,045   $156,863,640
  MegaTrends                                    8,109,701      9,449,042
  Eastern European                            284,409,609    124,006,347

 Eastern European Fund may be exposed to risks not typically associated with investment in the United States due to its concentration of investments in emerging markets. These risks include possible revaluation of currencies, less public information about companies, disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. Moreover, securities of many foreign issuers and their markets may be less

  NOTES TO FINANCIAL STATEMENTS                         October 31, 2004


 liquid and their prices more volatile than those securities of comparable U.S. issuers.

NOTE 4: TAX INFORMATION

 The following table presents the income tax basis of securities owned at October 31, 2004, and the tax basis components of net unrealized appreciation:

                                                  GROSS          GROSS
                                  AGGREGATE     UNREALIZED     UNREALIZED    NET UNREALIZED
      FUND                         TAX COST    APPRECIATION   DEPRECIATION    APPRECIATION
  -----------------------------------------------------------------------------------------
  Holmes Growth                  $ 62,635,722  $ 8,225,722     $  307,939      $ 7,917,783
  MegaTrends                       11,722,031    1,777,952        368,018        1,409,934
  Eastern European                248,602,122   42,369,731      9,654,742       32,714,989

 As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                      UNDISTRIBUTED     UNDISTRIBUTED     UNREALIZED
                                         ORDINARY         LONG-TERM     APPRECIATION/
      FUND                                INCOME        CAPITAL GAINS   (DEPRECIATION)
  ------------------------------------------------------------------------------------
  Holmes Growth                            $--               $--         $ 7,920,232
  MegaTrends                                --                --           1,409,835
  Eastern European                      14,522,279        2,940,368       32,722,424

 MegaTrends Fund paid distributions of $177,824 and $63,282, respectively, during the fiscal years ended October 31, 2004 and October 31, 2003. These distributions were taxable as ordinary income to shareholders.

 Eastern European Fund paid a distribution of $3,267,743 during the fiscal year ended October 31, 2004, of which $2,386,389 was taxable as ordinary income to shareholders and $881,354 was taxable as long-term capital gains.

 Net realized capital loss carryforwards, for federal income tax purposes, may be used to offset current or future capital gains until expiration. The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. The loss carryforwards and related expiration dates for each fund, as of October 31, 2004, are as follows:

                                                 EXPIRATION DATE
                                      --------------------------------------
      FUND                             10/31/09       10/31/10     10/31/11        TOTAL
  -----------------------------------------------------------------------------------------
  Holmes Growth                       $49,493,412    $1,040,063     $    --     $50,533,475
  MegaTrends                                   --       828,589      65,441         894,030
  Eastern European                             --            --          --              --

  NOTES TO FINANCIAL STATEMENTS                         October 31, 2004


NOTE 5: CREDIT ARRANGEMENTS

 Each of the U.S. Global Accolade Funds, along with other funds under common management, has a revolving credit facility with BBH. Borrowings of each fund are collateralized by any or all of the securities held by BBH as the fund's custodian. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2%. Each U.S. Global Accolade Fund has a maximum borrowing limit of 10% of qualified assets. The aggregate of borrowings by all funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the revolving credit facility at October 31, 2004.

NOTE 6: SHARES OF BENEFICIAL INTEREST

 At October 31, 2004, individual shareholders holding more than 5% of outstanding shares comprised 5.77% of Eastern European Fund.

  FINANCIAL HIGHLIGHTS


HOLMES GROWTH FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED OCTOBER 31,

                                                  2004*        2003         2002          2001          2000

NET ASSET VALUE, BEGINNING OF YEAR                $13.55       $11.59       $12.92        $29.01        $25.17
--------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment loss                               (.19)        (.14)        (.15)         (.13)         (.38)
  Net realized and unrealized gain (loss)           1.02         2.10        (1.18)        (9.48)         7.97
                                                 -------      -------      -------      --------      --------
  Total from investment activities                   .83         1.96        (1.33)        (9.61)         7.59
                                                 -------      -------      -------      --------      --------
Distributions
  From net investment income                          --           --           --            --            --
  From net realized gains                             --           --           --         (6.48)        (3.75)
                                                 -------      -------      -------      --------      --------
  Total distributions                                 --           --           --         (6.48)        (3.75)

--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                      $14.38       $13.55       $11.59        $12.92        $29.01
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)           6.13%       16.91%      (10.29)%      (40.55)%       32.81%
Ratios to Average Net Assets (b):
  Net investment loss                              (1.15)%      (1.12)%      (1.09)%        (.73)%       (1.10)%
  Total expenses                                    1.82%        1.78%        1.78%         1.77%         1.55%
  Expenses reimbursed or offset                       --           --           --            --          (.01)%
  Net expenses                                      1.82%        1.78%        1.78%         1.77%         1.54%
Portfolio Turnover Rate                              192%         545%         383%          338%          283%

Net assets, end of year (in thousands)           $67,074      $82,417      $79,230      $100,491      $212,281

MEGATRENDS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED OCTOBER 31,

                                                    2004         2003         2002         2001         2000

NET ASSET VALUE, BEGINNING OF YEAR                   $8.25        $6.62        $9.20       $12.37       $10.76
--------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment loss                                 (.17)        (.18)        (.14)        (.14)        (.08)
  Net realized and unrealized gain (loss)             1.24         1.85        (1.69)       (1.83)        2.74
                                                   -------      -------      -------      -------      -------
  Total from investment activities                    1.07         1.67        (1.83)       (1.97)        2.66
                                                   -------      -------      -------      -------      -------
Distributions
  From net investment income                          (.12)        (.04)          --           --           --
  From net realized gains                               --           --         (.75)       (1.20)       (1.05)
                                                   -------      -------      -------      -------      -------
  Total distributions                                 (.12)        (.04)        (.75)       (1.20)       (1.05)

--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                         $9.20        $8.25        $6.62        $9.20       $12.37
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)            13.01%       25.38%      (22.15)%     (17.40)%      27.17%
Ratios to Average Net Assets (b):
  Net investment loss                                (1.77)%      (2.12)%      (1.83)%      (1.25)%       (.67)%
  Total expenses                                      2.83%        3.07%        2.70%        2.37%        2.32%
  Expenses reimbursed or offset                         --           --           --           --         (.01)%
  Net expenses                                        2.83%        3.07%        2.70%        2.37%        2.31%
Portfolio Turnover Rate                                 64%          96%          87%         109%         168%

Net assets, end of year (in thousands)             $13,239      $12,377      $10,888      $14,232      $17,776

*Effective June 1, 2004, U.S. Global Investors, Inc. assumed management of the fund from the former subadviser.

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio had such reductions not occurred.

See accompanying notes to financial statements.

                                                                      45

  FINANCIAL HIGHLIGHTS


EASTERN EUROPEAN FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED OCTOBER 31,

                                                        2004         2003         2002        2001        2000

NET ASSET VALUE, BEGINNING OF YEAR                      $19.44       $12.73      $ 9.22       $8.82       $8.66
---------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)                            (.03)         .07        (.31)       (.38)       (.55)
  Net realized and unrealized gain                       10.12         6.64        3.82         .78         .71
                                                      --------      -------      ------      ------      ------
  Total from investment activities                       10.09         6.71        3.51         .40         .16
                                                      --------      -------      ------      ------      ------
Distributions
  From net investment income                             (0.06)          --          --          --          --
  From net realized gains                                (1.06)          --          --          --          --
                                                      --------      -------      ------      ------      ------
  Total distributions                                    (1.12)          --          --          --          --

---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                            $28.41       $19.44      $12.73       $9.22       $8.82
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)                54.12%       52.71%      38.07%       4.54%       1.85%
Ratios to Average Net Assets (b):
  Net investment income (loss)                            (.23)%        .81%      (2.77)%     (4.03)%     (4.37)%
  Total expenses                                          2.08%        2.90%       4.64%       6.43%       5.14%
  Expenses reimbursed or offset                           (.05)%         --        (.01)%        --        (.01)%
  Net expenses                                            2.03%        2.90%       4.63%       6.43%       5.13%
Portfolio Turnover Rate                                     89%         109%        214%         58%         30%

Net assets, end of year (in thousands)                $279,545      $50,948      $8,696      $3,762      $4,046

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio had such reductions not occurred.

See accompanying notes to financial statements.

        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Trustees and Shareholders
of U.S. Global Accolade Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Holmes Growth Fund, MegaTrends Fund and Eastern European Fund (collectively, the "Funds"), each a portfolio of U.S. Global Accolade Funds (Trust) as of October 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting U.S. Global Accolade Funds, as of October 31, 2004, and the results of their operations, the changes in their net assets and financial highlights for the periods described above, in conformity with accounting principles generally accepted in the United States of America.

                                       /s/ KPMG LLP

Boston, Massachusetts
December 15, 2004

  TRUSTEES AND OFFICERS (UNAUDITED)                     October 31, 2004


The following table presents information about the Trustees as of October 31, 2004, together with a brief description of their principal occupations during the last five years. The Independent Trustees serve for six years or until termination of the Trust or the Trustee's death, resignation or removal, whichever occurs first. While a Trustee may be elected or appointed for additional terms, no Independent Trustee shall serve for longer than twelve years from the date of original appointment or election or past the end of the calendar year of the Trustee's 72nd birthday. If you would like more information about the Trustees, you may call 1-800-USFUNDS (1-800-873-8637) to request a free copy of the Statement of Additional Information.

NON-INTERESTED TRUSTEES

NAME (AGE)
ADDRESS
POSITIONS HELD WITH TRUST
LENGTH OF TIME SERVED
NUMBER OF PORTFOLIOS IN FUND        PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITIONS
COMPLEX OVERSEEN BY TRUSTEE        DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD
======================================================================================
J. Michael Belz (51)             PRINCIPAL OCCUPATION: President and Chief Executive
7900 Callaghan Road              Officer of Catholic Life Insurance since 1984.
San Antonio, TX 78229
Trustee
1998 to present
Three Portfolios
--------------------------------------------------------------------------------------
Richard E. Hughs (68)            PRINCIPAL OCCUPATION: School of Business, State
7900 Callaghan Road              University of New York at Albany: Professor Emeritus
San Antonio, TX 78229            since September 2001, Professor from 1990 to 2001;
Trustee                          Director of MBA program from 1996-2001.
1994 to present
Three Portfolios
--------------------------------------------------------------------------------------
Clark R. Mandigo (61)            PRINCIPAL OCCUPATION: Restaurant operator, business
7900 Callaghan Road              consultant since 1991.
San Antonio, TX 78229            OTHER DIRECTORSHIPS HELD: Director of Lone Star
Trustee                          Steakhouse & Saloon, Inc. since 1992, and Horizon
1993 to present                  Organic Holding Corporation since 1996.
Twelve Portfolios
======================================================================================

48


  TRUSTEES AND OFFICERS (UNAUDITED)                            October 31, 2004

INTERESTED TRUSTEE

NAME (AGE)
ADDRESS
POSITIONS HELD WITH TRUST
LENGTH OF TIME SERVED
NUMBER OF PORTFOLIOS IN FUND          PRINCIPAL OCCUPATION(S), PREVIOUS POSITIONS
COMPLEX OVERSEEN BY TRUSTEE                  AND OTHER DIRECTORSHIPS HELD
======================================================================================
Frank Holmes* (49)               PRINCIPAL OCCUPATION: Chairman of the Board of
7900 Callaghan Road              Directors, Chief Executive Officer, Chief Investment
San Antonio, TX 78229            Officer, and President of the Adviser. Since October
Trustee, Chief Executive         1989, Mr. Holmes has served and continues to serve in
Officer, Chief Investment        various positions with the Adviser, its subsidiaries,
Officer, President               and the investment companies it sponsors.
1989 to present                  OTHER DIRECTORSHIPS HELD: Director of 71316 Ontario,
Twelve Portfolios                Inc. from April 1987 to present and of F. E. Holmes
                                 Organization, Inc. from July 1978 to present.
                                 Director of Franc-Or Resources, Inc. from November
                                 2000 to November 2003. Chairman of the Board of
                                 Directors of Consolidated Fortress Resources, Inc.
                                 from November 2000 to November 2003. Director of
                                 Broadband Collaborative Solutions from May 2000 to
                                 June 2002.
======================================================================================

*Mr. Holmes is an "interested person" of the Trust by virtue of his positions with U.S. Global Investors, Inc.


The following table presents information about each Officer of the Trust as of October 31, 2004, together with a brief description of their principal occupations during the last five years. Each holds office until his or her successor is duly elected and qualified.

OFFICERS

NAME (AGE)
ADDRESS
POSITIONS HELD WITH TRUST
LENGTH OF TIME SERVED                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
======================================================================================
Frank Holmes (49)                Chairman of the Board of Directors, Chief Executive
7900 Callaghan Road              Officer and Chief Investment Officer of the Adviser.
San Antonio, TX 78229            Since October 1989, Mr. Holmes has served and
Trustee, Chief Executive         continues to serve in various positions with the
Officer, Chief Investment        Adviser, its subsidiaries, and the investment
Officer, President               companies it sponsors.
1989 to present
--------------------------------------------------------------------------------------
Susan McGee (45)                 President and General Counsel of the Adviser. Since
7900 Callaghan Road              September 1992, Ms. McGee has served and continues to
San Antonio, TX 78229            serve in various positions with the Adviser, its
Executive Vice President,        subsidiaries, and the investment companies it
Secretary, General Counsel       sponsors.
1997 to present
--------------------------------------------------------------------------------------
Catherine A. Rademacher (44)     Treasurer of the Trust and Chief Financial Officer of
7900 Callaghan Road              the Adviser. Since April 2004, Ms. Rademacher has
San Antonio, TX 78229            served in various positions with the Adviser, its
Treasurer                        subsidiaries, and the investment companies it
August 2004 to present           sponsors. Associate with Resources Connection from
                                 July 2003 to February 2004. Recruiting Manager with
                                 Robert Half International from November 2002 to June
                                 2003. Controller of Luby's Inc. from June 2000 to
                                 October 2002.
======================================================================================

  ADDITIONAL INFORMATION (UNAUDITED)


ADDITIONAL FEDERAL TAX INFORMATION

The funds hereby designate the following approximate amounts as capital gain dividends for the purpose of the dividends paid deduction:

    Eastern European                $881,352

In January 2005, the funds will report on Form 1099-DIV the tax status of all distributions made during the calendar year 2004. The funds intend to distribute the maximum amount of qualified dividend income allowable. The amount of qualified dividend income distributed by each fund will be reported to shareholders on their Form 1099-DIV. Shareholders should use the information on Form 1099-DIV for their income tax returns.

PROXY VOTING

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637). It also appears in the funds' Statement of Additional Information (Form 485B), which can be found on the SEC's website at www.sec.gov.

Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637) or accessing the funds Form N-PX on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The funds provide complete lists of holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the funds' semiannual and annual reports to shareholders. For the first and third quarters, the funds file the lists with the SEC on Form N-Q. Shareholders can look up the funds' Forms N-Q on the SEC's website at www.sec.gov. You may also visit or call the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090) or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, DC 20549-0102 or by electronic request a the following e-mail address: publicinfo@sec.gov.

ITEM 2. CODE OF ETHICS.

(a)  The  registrant  has adopted a code of ethics that applies to its principal
     executive  officer  and  principal   financial   officer.  A  copy  of  the
     registrant's code of ethics is filed herewith as Exhibit 11(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(d)  Not applicable.

(e)  Not applicable.

(f) The registrant has posted such code of ethics on its Internet website at www.usfunds.com.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has at least one "audit committee financial expert" serving on its audit committee: Mr. Mandigo is "independent" (as defined in Item 3 of Form N-CSR.)

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Trustees.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(A) AUDIT FEES
The aggregate fees billed to the registrant for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements were $58,500 and $55,500 for the fiscal years ended October 31, 2004 and 2003, respectively.

(B) AUDIT-RELATED FEES
There were no fees billed for assurance and related services by the registrant's principal accountant that were reasonably related to the performance of the audit of the registrant's financial statements and were not reported under paragraph (a) of this Item for the fiscal years ended October 31, 2004 and 2003, respectively. (C) TAX FEES The aggregate fees billed for professional services rendered by the registrant's principal accountant for tax compliance, tax advice and tax planning were $11,100 and $10,500 for the fiscal years ended October 31, 2004 and 2003, respectively. The nature of the services comprising the tax fees included the review of the registrant's income and excise tax returns and distribution requirements.

(D) ALL OTHER FEES
There were no other fees during the fiscal years ended October 31, 2004 and 2003 billed to the registrant.

(E)(1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including approval in advance of audit and non-audit services at regularly scheduled audit committee meetings. If non-audit services are required between regularly scheduled audit committee meetings, approval may be authorized by the chairman of the audit committee for non-prohibited services for engagements of less than $3,500 with notification of other audit committee members at the next scheduled audit committee meeting.

     (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(F) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(G) The aggregate fees billed by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $75,750 and $63,151 for the fiscal years ended October 31, 2004 and 2003, respectively.

(H)  All  non-audit  services  rendered  in (g)  above  were  considered  by the
registrant's   audit  committee  in  maintaining   the  principal   accountant's
independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TOA VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no change in the registrant's internal control over financial reporting that occurred in the registrant's fourth fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics that is subject to the disclosure of Item 2 hereof

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to section 302 of the Sarbanes-Oxley Act of 2002

(a)(3) Not applicable

(b) Certifications of principal executive officer and principal financial officer pursuant to section 906 of the Sarbanes-Oxley Act of 2002


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL ACCOLADE FUNDS




By:      /s/ Frank E. Holmes
         -----------------------------------
         Frank E. Holmes
         President, Chief Executive Officer
Date:    January 7, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:      /s/ Frank E. Holmes
         -----------------------------------
         Frank E. Holmes
         President, Chief Executive Officer
Date:    January 7, 2005





By:      /s/ Catherine A. Rademacher
         -----------------------------------
         Catherine A. Rademacher
         Treasurer
Date:    January 7, 2005

                                                                  EXHIBIT (A)(1)

                           U.S. GLOBAL ACCOLADE FUNDS
                               CODE OF ETHICS FOR
                PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICER

                            Adopted: October 3, 2003


I.       Covered Officers/Purpose of Code

The U.S. Global Accolade Funds, a Massachusetts business trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). This Code of Ethics ("Code") for the Trust and its series funds (collectively, the "Funds" and each a "Fund") applies to the Trust's Principal Executive Officer and Principal Financial Officer (the "Covered Officers" each of whom are set forth in Exhibit A) for the purpose of promoting:

     o Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
     o Full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by or on behalf of the Funds;
     o    Compliance with applicable governmental laws, rules and regulations;
     o The prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and o Accountability for adherence to the Code.

Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. Covered Officers Should Ethically Handle Actual and Apparent Conflicts of Interest

A "conflict of interest" occurs when a Covered Officer's private interests interfere with the interests of, or his service to, the Trust. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Trust.

Certain conflicts of interest arise out of the relationships between Covered Officers and the Trust and are already subject to conflict of interest provisions in the Investment Company Act and the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Funds because of their status as "affiliated persons." Compliance programs and procedures of the Trust and the Trust's investment adviser, U.S. Global Investors, Inc. ("Adviser"), are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Trust and the Adviser. As a result, this Code recognizes that Covered Officers will, in the normal course of their duties (whether formally for the Trust or for the Adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Adviser and the Trust. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Trust and the Adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Trust. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Trust's board of trustees that the covered officers may also be officers or officers of one or more other investment companies covered by this or other codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of the Covered Officer should not be placed improperly before the interests of the Trust.

EACH COVERED OFFICER MUST:

o Not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds;
o Not cause the Trust to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds; and
o Not use material non-public knowledge of portfolio transactions made or contemplated transaction for a Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions

Certain material conflict of interest situations require written pre-approval from the Adviser's General Counsel. Examples of material conflict of interest situations requiring pre-approval include:

o    Service as a director on the board of any public company;
o    The receipt of any non-nominal gifts;
o The receipt of any entertainment from any company with which the Trust has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;
o Any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than its Adviser, principal underwriter, administrator or any affiliated person thereof; and
o A direct or indirect financial interest in commissions, transaction charges, or spreads paid by a Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

The Trust's Independent Trustees will be provided a list of any such written pre-approvals in connection with the next regularly scheduled Board meeting.

III.     Disclosure and Compliance

o Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Trust;
o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Trust, including to the Trust's Board of Trustees ("Board") and auditors, and to governmental regulators and self-regulatory organizations;
o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers of the Trust and officers and employees of the Adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Trust files with, or submits to, the SEC and in other public communications made by or on behalf of the Funds; and
o It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.      Reporting and Accountability

Each Covered Officer must:

o Upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he has received, read and understands the Code;
o Annually thereafter affirm to the Board that he has complied with the requirements of the Code;
o Not retaliate against any other Covered Officer, other officer of the Trust, any employee of the Adviser or any of their affiliated persons for reports of potential violations that are made in good faith; and
o Notify the Adviser's General Counsel promptly if he knows of any violation of this Code. Failure to do so is itself a violation of this Code.

The Adviser's General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers of any provision of this Code will be considered by the Independent Trustees.

The Trust will follow the following procedures in investigating and enforcing this Code:

o The Adviser's General Counsel will take all appropriate action to investigate any reported potential violations;
o If, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;
o Any matter that the General Counsel believes is a violation will be reported to the Independent Trustees;
o If the Independent Trustees concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Adviser or its board; or a recommendation to dismiss the Covered Officer;
o The Independent Trustees will be responsible for granting waivers, as appropriate; and
o Any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   Other Policies and Procedures

This Code shall be the sole code of ethics  adopted by the Trust for purposes of
Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Trust, the Adviser, principal underwriter, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superceded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Code of Ethics under Rule 17j-1 under the Investment Company Act is a separate requirement applying to the Covered Officers and others, and is not part of this Code.

VI.  Amendments

Except as to Exhibit A, this Code may not be amended except in written form, which is specifically approved or ratified by a majority vote of the Board, including a majority of Independent Trustees.

VII. Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Board, officers of the Trust, Trust counsel, counsel to the Independent Trustees and counsel for the Adviser.

VIII. Internal Use

The Code is intended solely for the internal use by the Trust and does not constitute an admission, by or on behalf of any Trust, as to any fact, circumstance, or legal conclusion.

                     PERSONS COVERED BY THIS CODE OF ETHICS




Frank E. Holmes, Principal Executive Officer of U.S. Global Accolade Funds

Catherine A. Rademacher, Principal Financial Officer of U.S. Global Accolade
Funds

                                                                  EXHIBIT (A)(2)

                            SECTION 302 CERTIFICATION

I, Frank E. Holmes, certify that:

1.   I have reviewed this report on Form N-CSR of U.S. Global Accolade Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:    January 7, 2005


/s/ Frank E. Holmes
-------------------
Frank E. Holmes
Chief Executive Officer

                            SECTION 302 CERTIFICATION

I, Catherine A. Rademacher, certify that:

1.   I have reviewed this report on Form N-CSR of U.S. Global Accolade Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:    January 7, 2005


/s/ Catherine A. Rademacher
---------------------------
Catherine A. Rademacher
Treasurer

                                                                     EXHIBIT (B)


  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER
            PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002



In connection with this annual report on Form N-CSR for U.S. Global Accolade Funds (the Registrant) for the period ended October 31, 2004, as furnished to the Securities and Exchange Commission (the "Report"), the undersigned officers of the Registrant hereby certify, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that to the best of each such officer's knowledge and belief:

(1) The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

(2) The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the registrant.





By:      /s/ Frank E. Holmes
         -----------------------------------
         Frank E. Holmes
         President, Chief Executive Officer
Date:    January 7, 2005





By:      /s/ Catherine A. Rademacher
         -----------------------------------
         Catherine A. Rademacher
         Treasurer
Date:    January 7, 2005




A signed original of this written statement required by Section 906, or other document authenticating, acknowledging, or otherwise adopting the signature that appears in typed form within the electronic version of this written statement required by Section 906, has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.

This certification is being furnished to the Commission solely pursuant to 18 U.S.C. ss. 1350 and is not being filed as part of the Form N-CSR filed with the Commission.